Hartford Longevity Economy ETF
Schedule of Investments
December 31, 2021  (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 99.9%
	Automobiles & Components - 1.3%
6,269	Ford Motor Co.	$ 130,207
2,923	General Motors Co.*	171,375
490	Gentex Corp.	17,077
128	Thor Industries, Inc.	13,283
223	Winnebago Industries, Inc.	16,707
		348,649
	Banks - 4.2%
2,808	Bank of America Corp.	124,928
233	CIT Group, Inc.	11,962
2,519	Citigroup, Inc.	152,122
1,601	Citizens Financial Group, Inc.	75,647
69	Eagle Bancorp, Inc.	4,025
2,481	Fifth Third Bancorp	108,048
373	First Horizon National Corp.	6,091
691	First Interstate BancSystem, Inc. Class A	28,103
1,087	JP Morgan Chase & Co.	172,126
1,610	KeyCorp.	37,239
100	M&T Bank Corp.	15,358
699	OceanFirst Financial Corp.	15,518
392	PNC Financial Services Group, Inc.	78,604
393	Popular, Inc.	32,242
427	Preferred Bank	30,654
851	Regions Financial Corp.	18,552
1,067	Towne Bank	33,707
632	Trustmark Corp.	20,515
1,292	U.S. Bancorp	72,572
932	Umpqua Holdings Corp.	17,932
1,180	Wells Fargo & Co.	56,616
		1,112,561
	Capital Goods - 1.9%
482	General Dynamics Corp.	100,482
527	Huntington Ingalls Industries, Inc.	98,412
246	L3Harris Technologies, Inc.	52,457
338	Lockheed Martin Corp.	120,129
338	Northrop Grumman Corp.	130,830
		502,310
	Consumer Durables & Apparel - 2.5%
537	Carter's, Inc.	54,355
551	D.R. Horton, Inc.	59,756
732	Garmin Ltd.	99,676
1,038	Kontoor Brands, Inc.	53,198
52	La-Z-Boy, Inc.	1,888
598	Leggett & Platt, Inc.	24,614
12	Mohawk Industries, Inc.*	2,186
1,232	Newell Brands, Inc.	26,907
6	NVR, Inc.*	35,453
181	Polaris, Inc.	19,894
635	PulteGroup, Inc.	36,297
1,815	Sturm Ruger & Co., Inc.	123,456
602	Whirlpool Corp.	141,265
		678,945
	Consumer Services - 2.7%
24	Booking Holdings, Inc.*	57,582
137	Boyd Gaming Corp.*	8,983
715	Choice Hotels International, Inc.	111,533
39	Churchill Downs, Inc.	9,395
15	Domino's Pizza, Inc.	8,465
956	Everi Holdings, Inc.*	20,411
169	Graham Holdings Co. Class B	106,441
2,244	H&R Block, Inc.	52,869
74	Hilton Worldwide Holdings, Inc.*	11,543
264	McDonald's Corp.	70,770
Shares or Principal Amount		Market Value†
COMMON STOCKS - 99.9% - (continued)
	Consumer Services - 2.7% - (continued)
245	Monarch Casino & Resort, Inc.*	$ 18,118
699	Red Rock Resorts, Inc. Class A	38,452
41	Starbucks Corp.	4,796
531	Travel + Leisure Co.	29,348
104	Vail Resorts, Inc.	34,102
530	Wyndham Hotels & Resorts, Inc.	47,514
723	Yum! Brands, Inc.	100,396
		730,718
	Diversified Financials - 3.7%
1,556	Ally Financial, Inc.	74,081
27	American Express Co.	4,417
2,630	Bank of New York Mellon Corp.	152,750
188	Berkshire Hathaway, Inc. Class B*	56,212
12	BlackRock, Inc.	10,987
538	Capital One Financial Corp.	78,058
268	Charles Schwab Corp.	22,539
97	Discover Financial Services	11,209
197	Goldman Sachs Group, Inc.	75,362
297	Houlihan Lokey, Inc.	30,746
58	Intercontinental Exchange, Inc.	7,933
276	Janus Henderson Group plc	11,576
719	Jefferies Financial Group, Inc.	27,897
68	Moody's Corp.	26,560
464	Morgan Stanley	45,546
223	Nasdaq, Inc.	46,832
432	Northern Trust Corp.	51,672
1,347	Raymond James Financial, Inc.	135,239
10	S&P Global, Inc.	4,719
152	State Street Corp.	14,136
970	Synchrony Financial	44,998
188	T Rowe Price Group, Inc.	36,968
409	Voya Financial, Inc.	27,121
		997,558
	Food & Staples Retailing - 1.0%
32	Costco Wholesale Corp.	18,166
2,137	Kroger Co.	96,721
809	Walgreens Boots Alliance, Inc.	42,197
324	Walmart, Inc.	46,880
751	Weis Markets, Inc.	49,476
		253,440
	Food, Beverage & Tobacco - 1.2%
1,828	Flowers Foods, Inc.	50,215
111	General Mills, Inc.	7,479
393	Hershey Co.	76,034
390	Kellogg Co.	25,124
1,682	Tyson Foods, Inc. Class A	146,603
		305,455
	Health Care Equipment & Services - 13.2%
584	Abbott Laboratories	82,192
633	Anthem, Inc.	293,421
2,217	Baxter International, Inc.	190,307
347	Becton Dickinson and Co.	87,264
377	Boston Scientific Corp.*	16,015
3,295	Cardinal Health, Inc.	169,660
809	Centene Corp.*	66,662
2,471	Cerner Corp.	229,482
1,688	Change Healthcare, Inc.*	36,089
672	Cigna Corp.	154,311
71	CONMED Corp.	10,065
201	Cooper Cos., Inc.	84,207
2,303	CVS Health Corp.	237,577
676	Edwards Lifesciences Corp.*	87,576

1

Hartford Longevity Economy ETF
Schedule of Investments – (continued)
December 31, 2021  (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 99.9% - (continued)
	Health Care Equipment & Services - 13.2% - (continued)
495	Encompass Health Corp.	$ 32,304
752	Globus Medical, Inc. Class A*	54,294
323	HCA Healthcare, Inc.	82,985
239	Hologic, Inc.*	18,298
583	Humana, Inc.	270,430
79	IDEXX Laboratories, Inc.*	52,018
476	Laboratory Corp. of America Holdings*	149,564
439	Magellan Health, Inc.*	41,701
728	Medtronic plc	75,312
307	Molina Healthcare, Inc.*	97,651
176	National HealthCare Corp.	11,957
197	NuVasive, Inc.*	10,339
2,387	Premier, Inc. Class A	98,273
1,209	Quest Diagnostics, Inc.	209,169
124	ResMed, Inc.	32,299
366	STERIS plc	89,088
400	Stryker Corp.	106,968
531	UnitedHealth Group, Inc.	266,636
184	Universal Health Services, Inc. Class B	23,857
473	Zimmer Biomet Holdings, Inc.	60,090
		3,528,061
	Household & Personal Products - 2.0%
308	Church & Dwight Co., Inc.	31,570
158	Clorox Co.	27,549
1,212	Colgate-Palmolive Co.	103,432
154	Estee Lauder Cos., Inc. Class A	57,011
681	Kimberly-Clark Corp.	97,329
418	Nu Skin Enterprises, Inc. Class A	21,213
485	Procter & Gamble Co.	79,336
670	Reynolds Consumer Products, Inc.	21,038
887	Spectrum Brands Holdings, Inc.	90,226
126	USANA Health Sciences, Inc.*	12,751
		541,455
	Insurance - 3.4%
1,920	Aflac, Inc.	112,109
793	Allstate Corp.	93,297
421	American Financial Group, Inc.	57,812
185	American National Group, Inc.	34,935
60	Arch Capital Group Ltd.*	2,667
448	Cincinnati Financial Corp.	51,041
859	Employers Holdings, Inc.	35,545
193	Fidelity National Financial, Inc.	10,071
94	First American Financial Corp.	7,354
108	Hanover Insurance Group, Inc.	14,155
5	Markel Corp.*	6,170
1,533	Mercury General Corp.	81,341
205	MetLife, Inc.	12,810
4,799	Old Republic International Corp.	117,959
821	Principal Financial Group, Inc.	59,383
1,360	Prudential Financial, Inc.	147,206
170	Safety Insurance Group, Inc.	14,455
217	Travelers Cos., Inc.	33,945
492	Unum Group	12,088
		904,343
	Media & Entertainment - 11.3%
552	Activision Blizzard, Inc.	36,725
90	Alphabet, Inc. Class A*	260,734
612	Altice USA, Inc. Class A*	9,902
1,595	Bumble, Inc. Class A*	54,007
4,048	Cargurus, Inc.*	136,175
126	Charter Communications, Inc. Class A*	82,148
Shares or Principal Amount		Market Value†
COMMON STOCKS - 99.9% - (continued)
	Media & Entertainment - 11.3% - (continued)
2,881	Comcast Corp. Class A	$ 145,001
209	DISH Network Corp. Class A*	6,780
495	Electronic Arts, Inc.	65,290
1,836	Fox Corp. Class A	67,748
1,814	IAC/InterActiveCorp*	237,108
34	John Wiley & Sons, Inc. Class A	1,947
63	Liberty Broadband Corp. Class C*	10,149
811	Liberty Media Corp-Liberty Formula One Class C*	51,288
3,296	Lions Gate Entertainment Corp. Class A*	54,845
156	Madison Square Garden Sports Corp.*	27,102
1,426	Match Group, Inc.*	188,588
695	Meta Platforms, Inc. Class A*	233,763
229	Netflix, Inc.*	137,959
1,156	News Corp. Class A	25,790
124	Nexstar Media Group, Inc. Class A	18,722
2,271	Pinterest, Inc. Class A*	82,551
10,218	QuinStreet, Inc.*	185,865
5,579	Sirius XM Holdings, Inc.	35,427
1,299	Snap, Inc. Class A*	61,092
4,004	TEGNA, Inc.	74,314
281	TripAdvisor, Inc.*	7,660
2,106	Twitter, Inc.*	91,021
647	Walt Disney Co.*	100,214
2,792	World Wrestling Entertainment, Inc. Class A	137,757
5,762	Yelp, Inc.*	208,815
1,353	Ziff Davis, Inc.*	149,994
353	ZoomInfo Technologies, Inc.*	22,663
		3,009,144
	Pharmaceuticals, Biotechnology & Life Sciences - 9.5%
1,857	AbbVie, Inc.	251,438
693	Agilent Technologies, Inc.	110,637
1,054	Amgen, Inc.	237,118
10	Bio-Rad Laboratories, Inc. Class A*	7,556
2,488	Bristol-Myers Squibb Co.	155,127
312	Bruker Corp.	26,180
80	Charles River Laboratories International, Inc.*	30,142
97	Danaher Corp.	31,914
240	Eli Lilly & Co.	66,293
2,494	Gilead Sciences, Inc.	181,089
151	Incyte Corp.*	11,083
239	IQVIA Holdings, Inc.*	67,431
404	Jazz Pharmaceuticals plc*	51,470
1,325	Johnson & Johnson	226,668
2,814	Merck & Co., Inc.	215,665
53	Mettler-Toledo International, Inc.*	89,952
74	PerkinElmer, Inc.	14,878
3,927	Pfizer, Inc.	231,889
1,181	Prestige Consumer Healthcare, Inc.*	71,628
153	Regeneron Pharmaceuticals, Inc.*	96,623
60	Thermo Fisher Scientific, Inc.	40,034
351	Vertex Pharmaceuticals, Inc.*	77,080
216	Waters Corp.*	80,482
85	West Pharmaceutical Services, Inc.	39,866
549	Zoetis, Inc.	133,973
		2,546,216
	Real Estate - 1.5%
2,713	Apple Hospitality, Inc. REIT	43,815
192	Extra Space Storage, Inc. REIT	43,532
399	Healthpeak Properties, Inc. REIT	14,400
172	Public Storage REIT	64,424
691	Ventas, Inc. REIT	35,324

2

Hartford Longevity Economy ETF
Schedule of Investments – (continued)
December 31, 2021  (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 99.9% - (continued)
	Real Estate - 1.5% - (continued)
3,004	VICI Properties, Inc. REIT	$ 90,450
696	Welltower, Inc. REIT	59,696
615	Zillow Group, Inc. REIT, Class C*	39,268
		390,909
	Retailing - 8.7%
1,241	Aaron's Co., Inc.	30,591
77	Amazon.com, Inc.*	256,744
399	BATH + BODY WORKS, Inc.	27,846
1,201	Best Buy Co., Inc.	122,022
1,089	Big Lots, Inc.	49,059
59	Chewy, Inc. Class A*	3,479
445	Dick's Sporting Goods, Inc.	51,171
444	Dollar General Corp.	104,708
594	Dollar Tree, Inc.*	83,469
3,398	eBay, Inc.	225,967
202	Etsy, Inc.*	44,226
2,241	Groupon, Inc.*	51,902
607	Home Depot, Inc.	251,911
925	Lowe's Cos., Inc.	239,094
244	Overstock.com, Inc.*	14,398
17,425	Qurate Retail, Inc. Series A	132,430
702	Rent-A-Center, Inc. Class A	33,724
1,633	Revolve Group, Inc.*	91,513
1,137	Shutterstock, Inc.	126,071
799	Target Corp.	184,921
542	Tractor Supply Co.	129,321
382	Wayfair, Inc. Class A*	72,568
		2,327,135
	Semiconductors & Semiconductor Equipment - 5.3%
155	Advanced Micro Devices, Inc.*	22,305
736	Analog Devices, Inc.	129,367
247	Broadcom, Inc.	164,356
220	Diodes, Inc.*	24,158
4,816	Intel Corp.	248,024
104	Microchip Technology, Inc.	9,054
1,057	Micron Technology, Inc.	98,460
245	NVIDIA Corp.	72,057
260	NXP Semiconductors N.V.	59,223
558	ON Semiconductor Corp.*	37,899
318	Qorvo, Inc.*	49,732
886	QUALCOMM, Inc.	162,023
467	Skyworks Solutions, Inc.	72,450
193	Synaptics, Inc.*	55,876
1,049	Texas Instruments, Inc.	197,705
74	Xilinx, Inc.	15,690
		1,418,379
	Software & Services - 14.7%
1,192	ACI Worldwide, Inc.*	41,362
219	Adobe, Inc.*	124,186
77	Akamai Technologies, Inc.*	9,012
58	Aspen Technology, Inc.*	8,828
164	Autodesk, Inc.*	46,115
390	Automatic Data Processing, Inc.	96,166
211	Bentley Systems, Inc. Class B	10,198
194	Blackbaud, Inc.*	15,322
694	Broadridge Financial Solutions, Inc.	126,877
50	Cadence Design Systems, Inc.*	9,318
2,406	CDK Global, Inc.	100,426
36	Citrix Systems, Inc.	3,405
716	CommVault Systems, Inc.*	49,347
192	Concentrix Corp.	34,295
Shares or Principal Amount		Market Value†
COMMON STOCKS - 99.9% - (continued)
	Software & Services - 14.7% - (continued)
3,376	CSG Systems International, Inc.	$ 194,525
2,204	Dolby Laboratories, Inc. Class A	209,865
1,206	Dropbox, Inc. Class A*	29,595
615	Evertec, Inc.	30,738
591	ExlService Holdings, Inc.*	85,559
200	Fair Isaac Corp.*	86,734
432	Fortinet, Inc.*	155,261
550	InterDigital, Inc.	39,396
258	Intuit, Inc.	165,951
118	Jack Henry & Associates, Inc.	19,705
1,586	MAXIMUS, Inc.	126,357
1,481	McAfee Corp. Class A	38,195
735	Microsoft Corp.	247,195
1,684	NCR Corp.*	67,697
5,242	Nortonlifelock, Inc.	136,187
2,463	Oracle Corp.	214,798
141	Palo Alto Networks, Inc.*	78,503
1,230	Paychex, Inc.	167,895
4,174	Progress Software Corp.	201,479
263	salesforce.com, Inc.*	66,836
2,324	SS&C Technologies Holdings, Inc.	190,522
122	Synopsys, Inc.*	44,957
75	TTEC Holdings, Inc.	6,791
1,986	Verint Systems, Inc.*	104,285
399	VeriSign, Inc.*	101,274
153	Visa, Inc. Class A	33,157
1,481	VMware, Inc. Class A	171,618
5,889	Western Union Co.	105,060
7,269	Xperi Holding Corp.	137,457
		3,932,449
	Technology Hardware & Equipment - 8.8%
1,228	Apple, Inc.	218,056
208	Arrow Electronics, Inc.*	27,928
613	Avnet, Inc.	25,274
664	Benchmark Electronics, Inc.	17,994
444	CDW Corp.	90,922
2,274	Dell Technologies, Inc. Class C*	127,731
14,287	Hewlett Packard Enterprise Co.	225,306
7,590	HP, Inc.	285,915
527	Insight Enterprises, Inc.*	56,178
1,365	Jabil, Inc.	96,028
1,471	Methode Electronics, Inc.	72,329
2,346	NetApp, Inc.	215,809
121	Plexus Corp.*	11,603
1,876	Sanmina Corp.*	77,779
2,324	Seagate Technology Holdings plc	262,566
2,795	Super Micro Computer, Inc.*	122,840
740	SYNNEX Corp.	84,626
182	TE Connectivity Ltd.	29,364
1,724	TTM Technologies, Inc.*	25,688
900	Western Digital Corp.*	58,689
9,058	Xerox Holdings Corp.	205,073
		2,337,698
	Telecommunication Services - 1.2%
2,363	AT&T, Inc.	58,130
3,770	Telephone & Data Systems, Inc.	75,965
348	T-Mobile U.S., Inc.*	40,361
2,974	Verizon Communications, Inc.	154,529
		328,985
	Transportation - 0.7%
377	Landstar System, Inc.*	67,491

3

Hartford Longevity Economy ETF
Schedule of Investments – (continued)
December 31, 2021  (Unaudited)

Shares or Principal Amount			Market Value†
COMMON STOCKS - 99.9% - (continued)
	Transportation - 0.7% - (continued)
51	Old Dominion Freight Line, Inc.		$ 18,277
2,292	Schneider National, Inc. Class B		61,678
952	Werner Enterprises, Inc.		45,372
			192,818
	Utilities - 1.1%
167	Alliant Energy Corp.		10,266
52	American Electric Power Co., Inc.		4,626
105	Edison International		7,166
231	Entergy Corp.		26,022
250	Evergy, Inc.		17,153
860	Exelon Corp.		49,674
1,672	FirstEnergy Corp.		69,538
426	MDU Resources Group, Inc.		13,138
369	Otter Tail Corp.		26,354
401	PPL Corp.		12,054
321	Southern Co.		22,014
655	UGI Corp.		30,071
			288,076
	Total Common Stocks (cost $25,226,139)		$ 26,675,304
	Total Investments (cost $25,226,139)	99.9%	$ 26,675,304
	Other Assets and Liabilities	0.1%	23,660
	Total Net Assets	100.0%	$ 26,698,964
Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.
Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.
For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
See “Glossary” for abbreviation descriptions.

*	Non-income producing.
†	For information regarding the Fund’s significant accounting policies, please refer to the Fund’s most recent shareholder report.

Fair Value Summary
The following is a summary of the fair valuations according to the inputs used as of December 31, 2021 in valuing the Fund’s investments.
Description	Total	Level 1	Level 2	Level 3(1)
Assets
Common Stocks
Automobiles & Components	$ 348,649	$ 348,649	$ —	$ —
Banks	1,112,561	1,112,561	—	—
Capital Goods	502,310	502,310	—	—
Consumer Durables & Apparel	678,945	678,945	—	—
Consumer Services	730,718	730,718	—	—
Diversified Financials	997,558	997,558	—	—
Food & Staples Retailing	253,440	253,440	—	—
Food, Beverage & Tobacco	305,455	305,455	—	—
Health Care Equipment & Services	3,528,061	3,528,061	—	—
Household & Personal Products	541,455	541,455	—	—
Insurance	904,343	904,343	—	—
Media & Entertainment	3,009,144	3,009,144	—	—
Pharmaceuticals, Biotechnology & Life Sciences	2,546,216	2,546,216	—	—
Real Estate	390,909	390,909	—	—
Retailing	2,327,135	2,327,135	—	—
Semiconductors & Semiconductor Equipment	1,418,379	1,418,379	—	—
Software & Services	3,932,449	3,932,449	—	—
Technology Hardware & Equipment	2,337,698	2,337,698	—	—
Telecommunication Services	328,985	328,985	—	—
Transportation	192,818	192,818	—	—
Utilities	288,076	288,076	—	—
Total	$ 26,675,304	$ 26,675,304	$ —	$ —

(1)	For the period ended December 31, 2021, there were no transfers in and out of Level 3.
4

Hartford Multifactor Developed Markets (ex-US) ETF
Schedule of Investments
December 31, 2021 (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 99.3%
	Australia - 9.5%
194,667	Ansell Ltd.	$ 4,459,694
8,323	ASX Ltd.	562,160
1,450,774	Aurizon Holdings Ltd.	3,681,201
1,447,351	AusNet Services	2,704,403
383,641	Australia & New Zealand Banking Group Ltd.	7,673,261
535,721	Bendigo & Adelaide Bank Ltd.	3,544,414
246,939	BHP Group Ltd.(1)	7,450,787
515,758	BlueScope Steel Ltd.	7,837,122
288,562	Brambles Ltd.	2,230,164
763,811	Coles Group Ltd.	9,962,600
9,411	Commonwealth Bank of Australia	691,069
466,060	Computershare Ltd.	6,776,980
29,215	CSL Ltd.	6,175,116
1,251,414	Dexus REIT	10,117,429
394,441	Evolution Mining Ltd.	1,164,320
824,782	Fortescue Metals Group Ltd.	11,519,427
112,322	GPT Group REIT	442,617
1,306,133	Harvey Norman Holdings Ltd.	4,691,143
252,407	JB Hi-Fi Ltd.	8,867,326
903,496	Medibank Pvt Ltd.	2,200,571
1,382,190	Metcash Ltd.	4,522,146
277,903	Mineral Resources Ltd.	11,314,767
2,739,411	Mirvac Group REIT	5,795,815
903	National Australia Bank Ltd.	18,934
88,005	Premier Investments Ltd.	1,939,996
15,821	Pro Medicus Ltd.	718,226
310,559	Reece Ltd.	6,103,157
330,735	Sonic Healthcare Ltd.	11,212,693
84,385	Suncorp Group Ltd.	679,168
3,245,244	Telstra Corp. Ltd.	9,862,522
97,559	Washington H Soul Pattinson & Co., Ltd.	2,100,246
295,043	Wesfarmers Ltd.	12,720,505
29,523	Westpac Banking Corp.	458,271
348,274	Woolworths Group Ltd.	9,624,613
		179,822,863
	Austria - 0.3%
60,874	Andritz AG	3,141,471
33,826	Oesterreichische Post AG	1,454,050
27,958	Vienna Insurance Group AG Wiener Versicherung Gruppe	791,666
		5,387,187
	Belgium - 1.6%
8,633	Ackermans & van Haaren N.V.	1,656,203
152,183	Ageas S.A.	7,882,996
6,580	Cofinimmo S.A. REIT	1,051,330
67,562	Etablissements Franz Colruyt N.V.	2,862,741
22,371	Groupe Bruxelles Lambert S.A.	2,497,219
365,115	Proximus S.A.	7,116,677
6,294	Sofina S.A.	3,092,055
21,668	UCB S.A.	2,472,709
3,971	VGP N.V.	1,156,050
		29,787,980
	Canada - 11.4%
208,535	Alimentation Couche-Tard, Inc. Class B	8,749,836
50,118	Atco Ltd. Class I	1,694,208
346,987	B2Gold Corp.	1,368,005
84,112	Bank of Montreal	9,068,767
59,694	Bank of Nova Scotia	4,231,958
167,565	BCE, Inc.	8,730,121
134,819	Canadian Apartment Properties REIT	6,399,673
13,887	Canadian Imperial Bank of Commerce	1,621,057
Shares or Principal Amount		Market Value†
COMMON STOCKS - 99.3% - (continued)
	Canada - 11.4% - (continued)
32,074	Canadian Tire Corp. Ltd. Class A	$ 4,607,138
51,271	Capital Power Corp.	1,601,673
66,056	CGI, Inc.*	5,849,158
1,207	Constellation Software, Inc.	2,242,613
76,553	Emera, Inc.	3,831,438
195,899	Empire Co., Ltd. Class A	5,977,079
60,908	Enbridge, Inc.	2,382,508
19,256	Fairfax Financial Holdings Ltd.	9,485,693
97,661	Finning International, Inc.	2,464,816
63,893	Fortis, Inc.(1)	3,087,036
52,609	George Weston Ltd.	6,108,250
333,767	Great-West Lifeco, Inc.	10,030,317
176,924	Hydro One Ltd.(2)	4,609,563
92,234	iA Financial Corp., Inc.	5,285,118
25,154	IGM Financial, Inc.	908,463
460,262	Kinross Gold Corp.	2,674,523
60,432	Linamar Corp.	3,584,824
179,248	Loblaw Cos., Ltd.	14,707,092
16,831	Magna International, Inc.	1,363,775
180,404	Manulife Financial Corp.	3,443,408
174,939	Metro, Inc.	9,323,432
26,732	Onex Corp.	2,101,059
43,992	Open Text Corp.	2,091,026
89,588	Parkland Corp.(1)	2,466,037
318,367	Power Corp. of Canada	10,535,361
151,924	Quebecor, Inc. Class B	3,433,820
112,347	Rogers Communications, Inc. Class B	5,356,973
80,088	Royal Bank of Canada	8,511,906
73,651	Saputo, Inc.	1,661,761
96,547	Shaw Communications, Inc. Class B	2,934,283
85,332	Stantec, Inc.	4,801,128
66,620	Sun Life Financial, Inc.	3,713,505
31,836	TC Energy Corp.	1,482,731
155,636	TELUS Corp.	3,670,504
49,287	Toromont Industries Ltd.	4,462,226
104,418	Toronto-Dominion Bank	8,016,829
146,327	Tourmaline Oil Corp.	4,731,025
		215,401,716
	China - 0.5%
9,822,900	Yangzijiang Shipbuilding Holdings Ltd.	9,763,517
	Denmark - 2.3%
2,363	AP Moller - Maersk A/S Class B	8,472,512
4,652	Carlsberg A/S Class B	803,400
43,449	Coloplast A/S Class B	7,646,466
144,263	H. Lundbeck A/S	3,724,446
141,105	Novo Nordisk A/S Class B	15,857,525
7,818	SimCorp A/S	854,448
24,272	Topdanmark A/S	1,362,001
165,500	Tryg A/S	4,086,732
		42,807,530
	Finland - 1.0%
15,216	Elisa Oyj	936,473
73,249	Fortum Oyj	2,248,233
209,446	Kesko Oyj Class B	6,988,258
51,053	Kone Oyj Class B	3,659,942
56,011	Metsa Board Oyj Class B	548,420
5,482	Nokian Renkaat Oyj	207,596
102,098	Orion Oyj Class B	4,240,185
		18,829,107
	France - 6.4%
2,405	Air Liquide S.A.	419,325

5

Hartford Multifactor Developed Markets (ex-US) ETF
Schedule of Investments – (continued)
December 31, 2021 (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 99.3% - (continued)
	France - 6.4% - (continued)
19,099	Arkema S.A.	$ 2,689,945
53,885	Atos SE	2,291,185
110,985	AXA S.A.	3,304,864
50,599	BioMerieux	7,186,892
51,202	BNP Paribas S.A.	3,538,449
331,171	Bollore S.A.	1,852,909
318,000	Bouygues S.A.	11,387,713
3,880	Capgemini SE	950,858
537,785	Carrefour S.A.	9,849,318
37,060	Cie de Saint-Gobain	2,607,488
51,268	Cie Generale des Etablissements Michelin SCA	8,404,227
56,581	Danone S.A.	3,512,533
22,094	Dassault Aviation S.A.	2,386,903
42,510	Eiffage S.A.	4,373,050
437,241	Electricite de France S.A.	5,136,390
23,656	Eurazeo SE	2,066,043
144	Hermes International	251,530
49,543	Ipsen S.A.	4,535,393
4,860	L'Oreal S.A.	2,304,395
1,028,058	Orange S.A.	11,004,807
35,721	Publicis Groupe S.A.	2,404,817
73,907	Rubis SCA	2,207,075
136,960	Sanofi	13,796,413
5,118	Sartorius Stedim Biotech	2,807,659
13,092	SEB S.A.	2,038,197
217,704	Suez	4,904,420
2,833	Trigano S.A.	550,908
30,715	Verallia S.A.(2)	1,081,405
32,375	Vivendi S.A.	437,752
		120,282,863
	Germany - 4.6%
20,007	Allianz SE	4,724,443
383,352	Aroundtown S.A.	2,319,242
41,769	Aurubis AG	4,182,823
14,603	Bayerische Motoren Werke AG	1,469,512
40,511	Brenntag SE	3,666,179
37,711	Covestro AG(2)	2,324,364
12,019	Dermapharm Holding SE	1,220,553
99,533	Deutsche Post AG	6,399,700
181,441	Deutsche Telekom AG	3,363,255
84,673	E.ON SE	1,173,969
113,495	Fresenius Medical Care AG & Co. KGaA	7,374,859
100,713	Fresenius SE & Co. KGaA	4,054,390
50,037	Fuchs Petrolub SE	2,271,530
15,612	Gerresheimer AG	1,503,761
57,283	Lanxess AG	3,550,251
31,179	LEG Immobilien SE	4,350,543
60,927	Merck KGaA	15,727,960
53,780	Software AG	2,145,444
138,805	TAG Immobilien AG	3,884,664
1,240,902	Telefonica Deutschland Holding AG	3,444,625
99,500	Uniper SE	4,729,727
5,488	Volkswagen AG	1,107,645
34,799	Vonovia SE	1,919,311
		86,908,750
	Hong Kong - 4.3%
2,256,000	BOC Hong Kong Holdings Ltd.	7,393,353
3,110,320	Chow Tai Fook Jewellery Group Ltd.	5,593,254
952,500	CK Asset Holdings Ltd.	6,004,820
560,000	CK Hutchison Holdings Ltd.	3,612,996
406,480	CLP Holdings Ltd.	4,105,832
380,910	Hang Seng Bank Ltd.	6,972,007
Shares or Principal Amount		Market Value†
COMMON STOCKS - 99.3% - (continued)
	Hong Kong - 4.3% - (continued)
1,351,000	Henderson Land Development Co., Ltd.	$ 5,753,139
1,375,609	HK Electric Investments & HK Electric Investments Ltd.	1,349,795
2,198,000	HKT Trust & HKT Ltd.	2,954,612
55,000	Hysan Development Co., Ltd.	170,017
7,926	Jardine Matheson Holdings Ltd.	436,009
1,190,500	Kerry Logistics Network Ltd.	2,910,474
640,500	Kerry Properties Ltd.	1,667,733
366,750	New World Development Co., Ltd.	1,451,232
934,000	NWS Holdings Ltd.	875,741
4,105,770	PCCW Ltd.	2,080,191
95,000	Power Assets Holdings Ltd.	592,204
744,000	Sino Land Co., Ltd.	926,624
1,511,000	SITC International Holdings Co., Ltd.	5,465,439
580,500	Sun Hung Kai Properties Ltd.	7,043,764
901,000	Swire Properties Ltd.	2,258,192
7,463,792	WH Group Ltd.(2)	4,681,444
2,282,000	Xinyi Glass Holdings Ltd.	5,707,708
935,611	Yue Yuen Industrial Holdings Ltd.*	1,564,892
		81,571,472
	Ireland - 0.5%
43,402	DCC plc	3,556,544
18,649	Glanbia plc	260,854
8,882	Kerry Group plc Class A	1,143,894
69,051	Smurfit Kappa Group plc	3,803,740
		8,765,032
	Israel - 1.3%
184,757	Bank Leumi Le-Israel BM	1,985,645
1,775,900	Bezeq The Israeli Telecommunication Corp. Ltd.*	2,932,255
59,359	Check Point Software Technologies Ltd.*	6,918,885
64,447	First International Bank of Israel Ltd.	2,681,496
594,135	ICL Group Ltd.	5,728,695
22,297	Strauss Group Ltd.	694,901
80,753	Tower Semiconductor Ltd.*	3,204,278
		24,146,155
	Italy - 2.5%
2,862,023	A2A S.p.A.	5,598,070
4,064	ACEA S.p.A.	86,701
275,230	Assicurazioni Generali S.p.A.	5,831,031
198,983	Brembo S.p.A.	2,835,331
41,748	De' Longhi S.p.A.	1,496,438
8,598	DiaSorin S.p.A.	1,637,266
170,547	Enel S.p.A.	1,366,544
884,734	Hera S.p.A.	3,683,403
23,165	Interpump Group S.p.A.	1,697,821
706,118	Iren S.p.A.	2,131,155
474,193	Italgas S.p.A.	3,263,554
136,177	Prysmian S.p.A.	5,127,429
240,256	Snam S.p.A.	1,448,061
539,204	Telecom Italia S.p.A.	266,244
429,575	Terna Rete Elettrica Nazionale	3,475,278
1,264,807	Unipol Gruppo S.p.A.	6,873,818
		46,818,144
	Japan - 18.6%
38,205	ABC-Mart, Inc.	1,635,627
187,300	Air Water, Inc.	2,888,670
122,400	Aisin Corp.	4,687,456
37,400	Ajinomoto Co., Inc.	1,135,754
282,582	Alfresa Holdings Corp.	3,761,871
10,600	Amada Co., Ltd.	104,845
60,488	Aozora Bank Ltd.	1,322,642

6

Hartford Multifactor Developed Markets (ex-US) ETF
Schedule of Investments – (continued)
December 31, 2021 (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 99.3% - (continued)
	Japan - 18.6% - (continued)
408,165	Astellas Pharma, Inc.	$ 6,629,956
111,100	Azbil Corp.	5,055,482
141,893	Bridgestone Corp.	6,098,115
331,000	Brother Industries Ltd.	6,355,269
61,997	Canon Marketing Japan, Inc.	1,233,426
383,703	Canon, Inc.	9,333,091
17,000	Chubu Electric Power Co., Inc.	178,924
30,600	COMSYS Holdings Corp.	680,531
60,700	Dai-ichi Life Holdings, Inc.	1,225,807
78,100	Daio Paper Corp.	1,295,393
12,800	Daito Trust Construction Co., Ltd.	1,463,905
98,200	Daiwa House Industry Co., Ltd.	2,820,942
366,117	Daiwa Securities Group, Inc.	2,062,438
31,700	Ebara Corp.	1,759,047
1,480,600	ENEOS Holdings, Inc.	5,532,562
71,100	EXEO Group, Inc.	1,496,647
52,900	Ezaki Glico Co., Ltd.	1,681,334
144,220	FUJIFILM Holdings Corp.	10,677,953
72,048	Fujitsu Ltd.	12,344,293
376,900	Haseko Corp.	4,667,269
115,273	Hitachi Ltd.	6,236,384
21,700	Hitachi Transport System Ltd.	1,017,585
231,400	Honda Motor Co., Ltd.	6,490,574
4,221	Hoya Corp.	627,166
63,300	Idemitsu Kosan Co., Ltd.	1,614,451
192,700	Iida Group Holdings Co., Ltd.	4,478,010
68,271	ITOCHU Corp.	2,085,688
130,100	Iwatani Corp.	6,552,733
5,600	Izumi Co., Ltd.	156,832
231,100	Japan Post Bank Co., Ltd.	2,117,238
230,281	Japan Post Holdings Co., Ltd.	1,793,374
52,000	Japan Post Insurance Co., Ltd.	835,396
117,500	Japan Tobacco, Inc.	2,369,795
402,600	Kajima Corp.	4,618,424
56,800	Kaneka Corp.	1,862,012
182,951	KDDI Corp.	5,341,334
130,800	Kewpie Corp.	2,816,934
116,800	Kinden Corp.	1,752,685
426,648	K's Holdings Corp.	4,142,178
70,022	Lawson, Inc.	3,313,967
489,700	Marubeni Corp.	4,760,706
34,800	Matsumotokiyoshi Holdings Co., Ltd.	1,287,378
207,350	Medipal Holdings Corp.	3,880,329
68,216	MEIJI Holdings Co., Ltd.	4,063,755
48,900	Mitsubishi Corp.	1,550,804
166,400	Mitsubishi Electric Corp.	2,107,545
8,000	Mitsubishi Heavy Industries Ltd.	184,725
1,016,400	Mitsubishi UFJ Financial Group, Inc.	5,515,595
163,276	Mitsubishi UFJ Lease & Finance Co., Ltd.	806,774
40,900	Mitsui & Co., Ltd.	967,315
183,200	Mitsui Chemicals, Inc.	4,915,879
304,600	Mizuho Financial Group, Inc.	3,869,826
47,700	Morinaga Milk Industry Co., Ltd.	2,261,665
115,417	NEC Corp.	5,322,081
121,600	NEC Networks & System Integration Corp.	1,906,022
100,275	Nihon Kohden Corp.	2,747,320
9,100	Nihon Unisys Ltd.	255,247
3,500	Nintendo Co., Ltd.	1,630,628
45,900	Nippon Express Co., Ltd.(3)(4)	2,716,413
98,206	Nippon Telegraph & Telephone Corp.	2,686,370
76,500	Nippon Yusen KK	5,819,461
29,700	Nomura Research Institute Ltd.	1,272,802
102,600	NTT Data Corp.	2,197,140
Shares or Principal Amount		Market Value†
COMMON STOCKS - 99.3% - (continued)
	Japan - 18.6% - (continued)
153,300	Obayashi Corp.	$ 1,184,812
20,400	OBIC Business Consultants Co., Ltd.	859,190
62,100	Open House Co., Ltd.	3,246,424
18,400	Oracle Corp. Japan	1,396,518
78,000	ORIX Corp.	1,590,074
346,451	Osaka Gas Co., Ltd.	5,719,277
12,400	Otsuka Corp.	591,168
107,000	Otsuka Holdings Co., Ltd.	3,873,761
3,400	PALTAC Corp.	139,803
5,400	Pan Pacific International Holdings Corp.	74,420
194,000	Panasonic Corp.	2,131,128
158,466	Resona Holdings, Inc.	615,672
205,200	Ricoh Co., Ltd.	1,908,464
40,800	Rinnai Corp.	3,677,687
182,900	Sanwa Holdings Corp.	1,948,837
7,200	Secom Co., Ltd.	499,320
357,700	Seiko Epson Corp.	6,433,040
115,800	Seino Holdings Co., Ltd.	1,171,525
173,565	Sekisui Chemical Co., Ltd.	2,896,895
353,548	Sekisui House Ltd.	7,580,305
170,189	Seven & i Holdings Co., Ltd.	7,472,325
95,740	Shimamura Co., Ltd.	8,031,335
360,228	Shimizu Corp.	2,230,407
109,500	Ship Healthcare Holdings, Inc.	2,548,391
101,300	Softbank Corp.	1,279,500
213,193	Subaru Corp.	3,808,241
63,517	Sugi Holdings Co., Ltd.	3,844,501
244,300	Sumitomo Dainippon Pharma Co., Ltd.	2,810,972
113,200	Sumitomo Electric Industries Ltd.	1,474,043
68,529	Sumitomo Forestry Co., Ltd.	1,324,698
50,300	Sumitomo Heavy Industries Ltd.	1,218,242
108,000	Sumitomo Mitsui Financial Group, Inc.	3,698,007
447,100	Sumitomo Rubber Industries Ltd.	4,550,399
36,800	Sundrug Co., Ltd.	960,306
27,607	Suntory Beverage & Food Ltd.	997,309
72,882	Suzuken Co., Ltd.	2,101,240
46,500	Taisei Corp.	1,411,293
32,500	Taisho Pharmaceutical Holdings Co., Ltd.	1,492,988
7,711	Toho Gas Co., Ltd.	196,131
134,900	Tohoku Electric Power Co., Inc.	955,915
272,496	Tokyo Gas Co., Ltd.	4,879,395
87,000	Toppan, Inc.	1,628,865
7,700	Toshiba Corp.	316,278
109,600	Tosoh Corp.	1,623,704
33,219	Toyo Suisan Kaisha Ltd.	1,406,301
234,700	Toyota Boshoku Corp.	4,598,004
1,563,757	Yamada Denki Co., Ltd.	5,336,777
132,346	Yamaha Motor Co., Ltd.	3,170,879
82,880	Yamazaki Baking Co., Ltd.	1,099,741
242,300	Yokohama Rubber Co., Ltd.	3,877,894
85,953	Zensho Holdings Co., Ltd.	2,018,296
		350,978,486
	Luxembourg - 0.5%
48,618	Eurofins Scientific SE	6,015,375
129,083	Grand City Properties S.A.	3,065,041
		9,080,416
	Netherlands - 3.7%
73,150	ASR Nederland N.V.	3,369,040
416,045	Koninklijke Ahold Delhaize N.V.	14,257,660
19,580	Koninklijke DSM N.V.	4,408,741
2,300,496	Koninklijke KPN N.V.	7,142,017
23,381	Koninklijke Philips N.V.	871,184

7

Hartford Multifactor Developed Markets (ex-US) ETF
Schedule of Investments – (continued)
December 31, 2021 (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 99.3% - (continued)
	Netherlands - 3.7% - (continued)
114,008	Koninklijke Vopak N.V.	$ 3,993,216
226,898	NN Group N.V.(1)	12,284,730
109,373	Randstad N.V.	7,467,712
154,164	Signify N.V.(2)	7,149,356
75,800	Universal Music Group N.V.	2,136,030
62,484	Wolters Kluwer N.V.	7,361,483
		70,441,169
	New Zealand - 0.7%
617,867	Contact Energy Ltd.	3,426,484
309,964	Fisher & Paykel Healthcare Corp. Ltd. Class C	6,952,225
155,234	Mercury NZ Ltd.	650,440
901,475	Spark New Zealand Ltd.	2,811,741
		13,840,890
	Norway - 1.5%
40,160	Austevoll Seafood ASA	484,563
29,033	Entra ASA(2)	652,875
52,776	Kongsberg Gruppen ASA	1,711,660
571,300	Norsk Hydro ASA	4,503,904
714,727	Orkla ASA	7,161,616
29,182	Salmar ASA	2,012,027
464,838	Telenor ASA	7,306,005
86,894	Yara International ASA	4,384,953
		28,217,603
	Portugal - 0.3%
111,057	Galp Energia SGPS S.A.	1,076,025
240,132	Jeronimo Martins SGPS S.A.	5,488,869
		6,564,894
	Singapore - 1.8%
3,473,898	ComfortDelGro Corp. Ltd.	3,607,504
278,909	DBS Group Holdings Ltd.	6,756,791
841,100	Olam International Ltd.	1,091,811
909,852	Oversea-Chinese Banking Corp. Ltd.	7,693,738
264,900	Singapore Exchange Ltd.	1,827,371
1,608,900	Singapore Technologies Engineering Ltd.	4,487,234
160,000	United Overseas Bank Ltd.	3,192,523
419,100	Venture Corp. Ltd.	5,692,038
		34,349,010
	Spain - 1.7%
25,557	Acciona S.A.	4,885,560
15,857	Fluidra S.A.	634,747
268,516	Grifols S.A.	5,152,888
23,284	Grupo Catalana Occidente S.A.	794,357
249,905	Iberdrola S.A.	2,958,437
1,709,999	Mapfre S.A.	3,510,994
60,132	Naturgy Energy Group S.A.	1,957,779
279,256	Red Electrica Corp. S.A.	6,041,766
858,451	Telefonica S.A.(1)	3,760,439
32,537	Viscofan S.A.	2,105,361
		31,802,328
	Sweden - 4.3%
622	Assa Abloy AB Class B	18,975
134,774	Axfood AB	3,876,268
99,927	Boliden AB	3,862,937
40,021	Bure Equity AB	1,936,988
430,040	Electrolux AB Class B	10,425,817
55,795	Essity AB Class B	1,820,424
243,834	Getinge AB Class B	10,640,646
125,413	Industrivarden AB Class C	3,935,324
598,426	Investor AB Class B	15,053,433
42,211	L E Lundbergforetagen AB Class B	2,368,405
Shares or Principal Amount		Market Value†
COMMON STOCKS - 99.3% - (continued)
	Sweden - 4.3% - (continued)
147,049	Lundin Energy AB	$ 5,270,399
82,694	Samhallsbyggnadsbolaget i Norden AB	606,652
328,705	Securitas AB Class B	4,525,487
206,915	Skanska AB Class B	5,352,363
94,446	Swedish Match AB	751,283
852,500	Telefonaktiebolaget LM Ericsson Class B	9,396,110
17,762	Volvo AB Class B	411,295
		80,252,806
	Switzerland - 7.5%
116,653	Adecco Group AG	5,966,120
10,541	Allreal Holding AG	2,336,917
4,734	ALSO Holding AG	1,558,690
3,051	Bachem Holding AG	2,397,537
25,262	Baloise Holding AG	4,133,857
24,798	Banque Cantonale Vaudoise	1,926,904
20,741	BKW AG	2,699,756
5,874	Bucher Industries AG	2,907,506
30,707	DKSH Holding AG	2,537,713
762	Emmi AG	899,865
47,140	Galenica AG(2)	3,546,559
4,626	Geberit AG	3,783,455
40,616	Kuehne + Nagel International AG	13,123,361
106,905	Logitech International S.A.	9,020,311
38,547	Nestle S.A.	5,391,461
66,769	Novartis AG	5,882,912
27,934	PSP Swiss Property AG	3,485,810
35,196	Roche Holding AG	14,643,915
7,383	Schindler Holding AG	1,980,360
11,639	SFS Group AG	1,612,075
1,269	SGS S.A.	4,243,695
1,761	Siegfried Holding AG	1,719,157
9,399	Sonova Holding AG	3,690,899
14,792	Swiss Life Holding AG	9,075,046
48,457	Swiss Prime Site AG	4,767,788
22,720	Swisscom AG	12,831,819
7,742	Tecan Group AG	4,720,058
352,152	UBS Group AG	6,346,195
11,872	Zurich Insurance Group AG	5,217,087
		142,446,828
	United Kingdom - 12.5%
27,787	3i Group plc	545,347
140,082	Admiral Group plc	5,989,905
23,892	Anglo American plc	975,993
153,549	AstraZeneca plc ADR	8,944,229
633,524	Aviva plc	3,521,547
1,206,612	B&M European Value Retail S.A.	10,361,435
1,482,444	BAE Systems plc	11,039,415
11,164	Berkeley Group Holdings plc	722,032
1,856,802	BT Group plc	4,264,090
94,387	Close Brothers Group plc	1,794,908
55,564	Computacenter plc	2,190,027
658,611	ConvaTec Group plc(2)	1,723,006
10,920	Dechra Pharmaceuticals plc	787,599
1,406,777	Direct Line Insurance Group plc	5,316,092
118,599	DS Smith plc	616,523
195,191	Electrocomponents plc	3,188,380
807,619	Evraz plc	6,580,780
49,187	Ferguson plc	8,730,726
115,738	Frasers Group plc*	1,208,630
5,092	Genus plc	340,567
312,931	GlaxoSmithKline plc ADR(1)	13,800,257
112,000	Halma plc	4,854,349
169,520	Hikma Pharmaceuticals plc	5,094,966

8

Hartford Multifactor Developed Markets (ex-US) ETF
Schedule of Investments – (continued)
December 31, 2021 (Unaudited)

Shares or Principal Amount			Market Value†
COMMON STOCKS - 99.3% - (continued)
	United Kingdom - 12.5% - (continued)
527,443	Howden Joinery Group plc		$ 6,438,130
1,687,123	HSBC Holdings plc		10,252,209
305,383	IG Group Holdings plc		3,362,780
136,240	IMI plc		3,203,446
354,885	Imperial Brands plc		7,770,096
22,342	Intertek Group plc		1,703,701
623,011	J Sainsbury plc		2,327,303
2,044,358	Kingfisher plc		9,367,462
4,506,802	Lloyds Banking Group plc		2,917,826
301,025	Mondi plc		7,445,028
261,913	National Grid plc		3,759,620
381,834	Pearson plc		3,171,318
22,512	Pennon Group plc		355,834
208,563	Phoenix Group Holdings plc		1,845,213
120,340	RELX plc		3,915,129
147,775	Rio Tinto plc		9,791,527
1,466,961	Royal Mail plc		10,053,843
511,167	Sage Group plc		5,902,978
64,590	Schroders plc		3,114,428
411,826	Segro plc REIT		8,012,765
54,740	Smith & Nephew plc		959,035
95,809	Softcat plc		2,341,024
96,734	Spectris plc		4,792,762
16,708	Spirax-Sarco Engineering plc		3,632,139
82,257	SSE plc		1,837,200
297,723	Standard Chartered plc		1,808,177
591,623	Tate & Lyle plc		5,299,956
332,513	Tesco plc		1,305,629
1,432,501	Tritax Big Box plc REIT		4,831,225
32,100	Unilever plc		1,715,419
217,271	Vodafone Group plc		330,362
			236,154,367
	Total Common Stocks (cost $1,662,961,412)		$ 1,874,421,113
SHORT-TERM INVESTMENTS - 0.1%
	Securities Lending Collateral - 0.1%
62,233	Fidelity Investments Money Market Funds, Government Portfolio, Institutional Class, 0.01%(5)		$ 62,233
1,629,540	Goldman Sachs Financial Square Funds, Government Fund, Institutional Class, 0.03%(5)		1,629,540
94,939	Invesco Government & Agency Portfolio, Institutional Class, 0.03%(5)		94,939
	Total Short-Term Investments (cost $1,786,712)		$ 1,786,712
	Total Investments (cost $1,664,748,124)	99.4%	$ 1,876,207,825
	Other Assets and Liabilities	0.6%	11,896,549
	Total Net Assets	100.0%	$ 1,888,104,374
Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.
The Fund may refer to any one or more of the industry classifications used by one or more widely recognized market indices, ratings group and/or as defined by Fund management. Industry classifications may not be identical across all security types.
For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
See “Glossary” for abbreviation descriptions.

*	Non-income producing.
(1)	Represents entire or partial securities on loan.
(2)	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions that are exempt from registration (typically only to qualified institutional buyers) or in a public offering registered under the Securities Act of 1933. At December 31, 2021, the aggregate value of these securities was $25,768,572, representing 1.4% of net assets.
(3)	This security is valued in good faith at fair value as determined under policies and procedures established by and under the supervision of the Board of Trustees. At December 31, 2021, the aggregate fair value of this security was $2,716,413, which represented 0.1% of total net assets. This amount excludes securities that are principally traded in certain foreign markets and whose prices are adjusted pursuant to a third party pricing service methodology approved by the Board of Trustees.
(4)	Investment valued using significant unobservable inputs.
(5)	Current yield as of period end.

9

Hartford Multifactor Developed Markets (ex-US) ETF
Schedule of Investments – (continued)
December 31, 2021 (Unaudited)

Futures Contracts Outstanding at December 31, 2021
Description	Number of Contracts	Expiration Date	Current Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Long position contracts:
MSCI EAFE Index Future	77	03/18/2022	$ 8,938,930	$ 168,783
Total futures contracts				$ 168,783
† For information regarding the Fund’s significant accounting policies, please refer to the Fund’s most recent shareholder report.
Fair Value Summary
The following is a summary of the fair valuations according to the inputs used as of December 31, 2021 in valuing the Fund’s investments.
Description	Total	Level 1	Level 2	Level 3(1)
Assets
Common Stocks
Australia	$ 179,822,863	$ 179,822,863	$ —	$ —
Austria	5,387,187	5,387,187	—	—
Belgium	29,787,980	29,787,980	—	—
Canada	215,401,716	215,401,716	—	—
China	9,763,517	9,763,517	—	—
Denmark	42,807,530	42,807,530	—	—
Finland	18,829,107	18,829,107	—	—
France	120,282,863	120,282,863	—	—
Germany	86,908,750	86,908,750	—	—
Hong Kong	81,571,472	81,571,472	—	—
Ireland	8,765,032	8,765,032	—	—
Israel	24,146,155	24,146,155	—	—
Italy	46,818,144	46,818,144	—	—
Japan	350,978,486	348,262,073	—	2,716,413
Luxembourg	9,080,416	9,080,416	—	—
Netherlands	70,441,169	70,441,169	—	—
New Zealand	13,840,890	13,840,890	—	—
Norway	28,217,603	28,217,603	—	—
Portugal	6,564,894	6,564,894	—	—
Singapore	34,349,010	34,349,010	—	—
Spain	31,802,328	31,802,328	—	—
Sweden	80,252,806	80,252,806	—	—
Switzerland	142,446,828	142,446,828	—	—
United Kingdom	236,154,367	236,154,367	—	—
Short-Term Investments	1,786,712	1,786,712	—	—
Futures Contracts(2)	168,783	168,783	—	—
Total	$ 1,876,376,608	$ 1,873,660,195	$ —	$ 2,716,413

(1)	For the period ended December 31, 2021, investments valued at $3,175,873 were transferred into Level 3 due to the unavailability of active market pricing. There were no transfers out of Level 3.
(2)	Derivative instruments (excluding purchased and written options, if applicable) are valued at the unrealized appreciation/(depreciation) on the investments.
Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the period ended December 31, 2021 is not presented.
10

Hartford Multifactor Diversified International ETF
Schedule of Investments
December 31, 2021 (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 99.6%
	Australia - 8.2%
834	Ansell Ltd.	$ 19,106
1,445	Australia & New Zealand Banking Group Ltd.	28,902
821	BHP Group Ltd.	24,772
1,014	BlueScope Steel Ltd.	15,408
1,748	Coles Group Ltd.	22,800
19	CSL Ltd.	4,016
3,253	Dexus REIT	26,300
2,912	Fortescue Metals Group Ltd.	40,671
1,425	JB Hi-Fi Ltd.	50,062
9,439	Metcash Ltd.	30,882
1,001	Mineral Resources Ltd.	40,755
7,701	Mirvac Group REIT	16,293
1,347	Sonic Healthcare Ltd.	45,666
8,614	Telstra Corp. Ltd.	26,179
837	Wesfarmers Ltd.	36,086
1,266	Woolworths Group Ltd.	34,986
		462,884
	Austria - 0.4%
269	Andritz AG	13,882
138	Oesterreichische Post AG	5,932
		19,814
	Belgium - 1.2%
31	Ackermans & van Haaren N.V.	5,947
695	Ageas S.A.	36,001
375	Etablissements Franz Colruyt N.V.	15,890
495	Proximus S.A.	9,648
		67,486
	Brazil - 1.5%
2,900	JBS S.A.	19,759
1,532	Telefonica Brasil S.A.	13,254
2,842	Transmissora Alianca de Energia Eletrica S.A. UNIT	18,557
2,025	Vale S.A. ADR	28,391
1,790	Vibra Energia S.A.	6,877
		86,838
	Canada - 5.2%
195	Alimentation Couche-Tard, Inc. Class B	8,182
393	Bank of Montreal	42,372
100	Bank of Nova Scotia	7,089
3	Canadian Imperial Bank of Commerce	350
76	Canadian Tire Corp. Ltd. Class A	10,917
1,131	Empire Co., Ltd. Class A	34,508
23	Fairfax Financial Holdings Ltd.	11,330
109	George Weston Ltd.	12,656
530	Great-West Lifeco, Inc.	15,927
78	iA Financial Corp., Inc.	4,470
478	Loblaw Cos., Ltd.	39,219
20	Magna International, Inc.	1,621
524	Manulife Financial Corp.	10,002
28	Metro, Inc.	1,492
1,065	Power Corp. of Canada	35,243
32	Rogers Communications, Inc. Class B	1,526
257	Royal Bank of Canada	27,314
422	Toronto-Dominion Bank	32,400
		296,618
	Chile - 0.2%
1,003	CAP S.A.	9,771
	China - 8.0%
53,000	Agricultural Bank of China Ltd. Class H	18,219
500	Anhui Conch Cement Co., Ltd. Class H	2,498
132,000	Bank of China Ltd. Class H	47,576
Shares or Principal Amount		Market Value†
COMMON STOCKS - 99.6% - (continued)
	China - 8.0% - (continued)
45,000	Bank of Communications Co., Ltd. Class H	$ 27,186
36,000	China Construction Bank Corp. Class H	24,935
1,000	China Longyuan Power Group Corp. Ltd. Class H	2,334
90,000	China Petroleum & Chemical Corp. Class H	41,905
35,000	China Railway Group Ltd. Class H	18,496
21,000	China Shenhua Energy Co., Ltd. Class H	49,239
1,700	China Vanke Co., Ltd. Class H	3,955
30,000	CITIC Ltd.	29,629
2,400	Haier Smart Home Co., Ltd. Class H	10,143
11,000	Industrial & Commercial Bank of China Ltd. Class H	6,208
46,000	Lenovo Group Ltd.	52,866
140,000	PetroChina Co., Ltd. Class H	62,312
16,000	PICC Property & Casualty Co., Ltd. Class H	13,073
500	Ping An Insurance Group Co. of China Ltd. Class H	3,601
42,100	Yangzijiang Shipbuilding Holdings Ltd.	41,846
		456,021
	Denmark - 1.6%
8	AP Moller - Maersk A/S Class B	28,684
25	Coloplast A/S Class B	4,400
509	Novo Nordisk A/S Class B	57,202
		90,286
	Finland - 0.3%
425	Fortum Oyj	13,044
13	Kesko Oyj Class B	434
87	Kone Oyj Class B	6,237
		19,715
	France - 3.8%
49	Air Liquide S.A.	8,543
316	AXA S.A.	9,410
143	BNP Paribas S.A.	9,882
1,470	Carrefour S.A.	26,923
188	Cie de Saint-Gobain	13,227
134	Cie Generale des Etablissements Michelin SCA	21,966
88	Danone S.A.	5,463
1	Hermes International	1,747
12	L'Oreal S.A.	5,690
10	LVMH Moet Hennessy Louis Vuitton SE	8,268
3,203	Orange S.A.	34,286
543	Sanofi	54,698
70	Schneider Electric SE	13,729
20	Vivendi S.A.	270
		214,102
	Germany - 2.7%
121	Allianz SE	28,573
40	Bayerische Motoren Werke AG	4,025
463	Deutsche Post AG	29,770
669	Deutsche Telekom AG	12,401
58	Fresenius Medical Care AG & Co. KGaA	3,769
148	Fresenius SE & Co. KGaA	5,958
32	LEG Immobilien SE	4,465
228	Merck KGaA	58,857
34	Volkswagen AG	6,862
		154,680
	Hong Kong - 3.0%
6,000	BOC Hong Kong Holdings Ltd.	19,663
4,000	China Overseas Land & Investment Ltd.	9,471
7,000	Chow Tai Fook Jewellery Group Ltd.	12,588
5,000	CK Asset Holdings Ltd.	31,521
2,500	CK Hutchison Holdings Ltd.	16,130
2,000	CLP Holdings Ltd.	20,202
3,000	Henderson Land Development Co., Ltd.	12,775

11

Hartford Multifactor Diversified International ETF
Schedule of Investments – (continued)
December 31, 2021 (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 99.6% - (continued)
	Hong Kong - 3.0% - (continued)
2,000	SITC International Holdings Co., Ltd.	$ 7,234
1,500	Sun Hung Kai Properties Ltd.	18,201
500	Techtronic Industries Co., Ltd.	9,954
3,500	WH Group Ltd.(1)	2,195
1,000	Wharf Holdings Ltd.	3,072
2,000	Xinyi Glass Holdings Ltd.	5,002
		168,008
	India - 0.4%
121	Dr. Reddy's Laboratories Ltd. ADR	7,915
684	Infosys Ltd. ADR	17,312
		25,227
	Indonesia - 0.9%
10,600	Astra International Tbk PT	4,239
2,300	Gudang Garam Tbk PT	4,938
66,200	Telekomunikasi Indonesia Persero Tbk PT	18,765
16,300	United Tractors Tbk PT	25,332
		53,274
	Israel - 3.1%
7,207	Bezeq The Israeli Telecommunication Corp. Ltd.*	11,900
34	Check Point Software Technologies Ltd.*	3,963
85	Danel Adir Yeoshua Ltd.	19,226
457	Delek Automotive Systems Ltd.	6,461
222	Electra Consumer Products Ltd.	12,839
57	Fox Wizel Ltd.	10,254
862	Harel Insurance Investments & Financial Services Ltd.	9,788
6,008	Mivne Real Estate KD Ltd.	25,828
2,521	Phoenix Holdings Ltd.	32,586
227	Rami Levy Chain Stores Hashikma Marketing Ltd.	17,015
2,653	Shufersal Ltd.	22,077
111	Strauss Group Ltd.	3,459
		175,396
	Italy - 0.7%
6,284	A2A S.p.A.	12,291
453	Assicurazioni Generali S.p.A.	9,597
1,276	Enel S.p.A.	10,224
240	Prysmian S.p.A.	9,037
		41,149
	Japan - 14.3%
300	Aisin Corp.	11,489
300	Alfresa Holdings Corp.	3,994
1,600	Astellas Pharma, Inc.	25,989
400	Bridgestone Corp.	17,191
700	Brother Industries Ltd.	13,440
1,100	Canon, Inc.	26,756
400	Daiwa House Industry Co., Ltd.	11,491
500	ENEOS Holdings, Inc.	1,868
500	FUJIFILM Holdings Corp.	37,020
300	Fujitsu Ltd.	51,400
400	Haseko Corp.	4,953
800	Hitachi Ltd.	43,281
1,300	Honda Motor Co., Ltd.	36,464
300	Iida Group Holdings Co., Ltd.	6,972
300	ITOCHU Corp.	9,165
600	Iwatani Corp.	30,220
200	Kajima Corp.	2,294
1,000	KDDI Corp.	29,195
600	Konica Minolta, Inc.	2,730
2,300	Marubeni Corp.	22,360
100	MEIJI Holdings Co., Ltd.	5,957
500	Mitsubishi Corp.	15,857
Shares or Principal Amount		Market Value†
COMMON STOCKS - 99.6% - (continued)
	Japan - 14.3% - (continued)
1,000	Mitsubishi Electric Corp.	$ 12,666
5,500	Mitsubishi UFJ Financial Group, Inc.	29,846
600	Mitsui & Co., Ltd.	14,191
100	Mitsui Chemicals, Inc.	2,683
1,500	Mizuho Financial Group, Inc.	19,057
200	NEC Corp.	9,222
300	Nihon Kohden Corp.	8,219
800	Nippon Telegraph & Telephone Corp.	21,884
300	Nippon Yusen KK	22,821
1,000	Osaka Gas Co., Ltd.	16,508
200	Otsuka Holdings Co., Ltd.	7,241
1,900	Panasonic Corp.	20,872
1,000	Sanwa Holdings Corp.	10,655
400	Seiko Epson Corp.	7,194
400	Sekisui Chemical Co., Ltd.	6,676
600	Sekisui House Ltd.	12,864
800	Seven & i Holdings Co., Ltd.	35,125
200	Shimamura Co., Ltd.	16,777
1,000	Softbank Corp.	12,631
500	Subaru Corp.	8,932
600	Sumitomo Mitsui Financial Group, Inc.	20,545
3,000	Sumitomo Rubber Industries Ltd.	30,533
100	Taisei Corp.	3,035
700	Tokyo Gas Co., Ltd.	12,534
500	Toyota Motor Corp.	9,142
2,800	Yamada Denki Co., Ltd.	9,556
400	Yamaha Motor Co., Ltd.	9,584
700	Yokohama Rubber Co., Ltd.	11,203
		812,282
	Luxembourg - 0.0%
16	Eurofins Scientific SE	1,980
	Malaysia - 1.9%
10,600	DiGi.Com Bhd	11,093
14,200	Hartalega Holdings Bhd	19,531
11,400	Kossan Rubber Industries	5,254
11,243	Malayan Banking Bhd	22,400
1,900	Petronas Gas Bhd	8,209
7,816	RHB Bank Bhd	10,075
5,800	Tenaga Nasional Bhd	13,003
29,300	Top Glove Corp. Bhd	18,216
		107,781
	Mexico - 1.2%
1,500	America Movil S.A.B. de C.V. Class L ADR	31,665
620	Coca-Cola Femsa SAB de CV	33,970
1,600	Grupo Bimbo S.A.B. de C.V. Series A	4,932
		70,567
	Netherlands - 1.4%
1,689	Koninklijke Ahold Delhaize N.V.	57,881
420	NN Group N.V.	22,740
57	Universal Music Group N.V.	1,606
		82,227
	New Zealand - 1.1%
996	Fisher & Paykel Healthcare Corp. Ltd. Class C	22,340
5,694	Goodman Property Trust REIT	10,058
10,520	Spark New Zealand Ltd.	32,812
		65,210
	Norway - 2.6%
116	Atea ASA	2,157
78	Entra ASA(1)	1,754
4,351	Europris ASA(1)	34,785

12

Hartford Multifactor Diversified International ETF
Schedule of Investments – (continued)
December 31, 2021 (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 99.6% - (continued)
	Norway - 2.6% - (continued)
232	Kongsberg Gruppen ASA	$ 7,524
2,720	Norsk Hydro ASA	21,444
1,428	Orkla ASA	14,309
1,974	Telenor ASA	31,026
928	Veidekke ASA	13,933
452	Yara International ASA	22,809
		149,741
	Philippines - 2.0%
435	Globe Telecom, Inc.	28,339
2,370	Manila Electric Co.	13,720
23,800	Metropolitan Bank & Trust Co.	25,997
1,275	PLDT, Inc.	45,307
		113,363
	Poland - 1.5%
2,324	Polski Koncern Naftowy ORLEN S.A.	42,866
18,090	Polskie Gornictwo Naftowe i Gazownictwo S.A.	28,277
1,636	Powszechny Zaklad Ubezpieczen S.A.	14,349
		85,492
	Russia - 0.1%
349	Gazprom PJSC ADR	3,225
	Singapore - 0.9%
1,106	DBS Group Holdings Ltd.	26,793
1,842	Oversea-Chinese Banking Corp. Ltd.	15,576
500	Venture Corp. Ltd.	6,791
		49,160
	South Africa - 0.1%
226	Kumba Iron Ore Ltd.	6,515
	South Korea - 3.0%
24	Coway Co., Ltd.*	1,502
10	Hankook Tire & Technology Co., Ltd.*	334
149	Kia Motors Corp.*	10,303
397	Korea Electric Power Corp.*	7,381
208	KT&G Corp.*	13,823
196	LG Electronics, Inc.*	22,753
1,983	LG Uplus Corp.	22,687
13	POSCO	3,002
668	Samsung Electronics Co., Ltd.	44,000
7	Samsung Fire & Marine Insurance Co., Ltd.*	1,189
84	SK Hynix, Inc.*	9,257
238	SK Square Co., Ltd.*	13,294
394	SK Telecom Co., Ltd.	19,190
		168,715
	Spain - 0.5%
419	Banco Bilbao Vizcaya Argentaria S.A.	2,502
1,038	Iberdrola S.A.	12,288
2,453	Telefonica S.A.	10,745
		25,535
	Sweden - 4.5%
66	Assa Abloy AB Class B	2,013
722	Axfood AB	20,766
271	Boliden AB	10,476
1,505	Electrolux AB Class B	36,487
660	Getinge AB Class B	28,802
578	Industrivarden AB Class C	18,137
2,304	Investor AB Class B	57,957
247	L E Lundbergforetagen AB Class B	13,859
113	Securitas AB Class B	1,556
Shares or Principal Amount		Market Value†
COMMON STOCKS - 99.6% - (continued)
	Sweden - 4.5% - (continued)
731	Skanska AB Class B	$ 18,909
3,174	Telefonaktiebolaget LM Ericsson Class B	34,983
420	Volvo AB Class B	9,726
		253,671
	Switzerland - 3.2%
2	Geberit AG	1,636
121	Kuehne + Nagel International AG	39,096
208	Logitech International S.A.	17,550
153	Nestle S.A.	21,400
170	Novartis AG	14,978
143	Roche Holding AG	59,497
19	Swiss Life Holding AG	11,657
838	UBS Group AG	15,102
		180,916
	Taiwan - 7.5%
36,000	Acer, Inc.	39,621
1,000	ASE Technology Holding Co., Ltd.	3,849
3,000	Asustek Computer, Inc.	40,771
17,000	AU Optronics Corp.	14,071
12,000	Cathay Financial Holding Co., Ltd.	27,108
42,000	Compal Electronics, Inc.	36,737
10,000	Fubon Financial Holding Co., Ltd.	27,578
8,800	Hon Hai Precision Industry Co., Ltd.	33,079
45,000	Innolux Corp.	31,879
13,000	Lite-On Technology Corp.	29,978
2,000	Micro-Star International Co., Ltd.	11,602
12,000	Pegatron Corp.	29,971
15,000	Pou Chen Corp.	17,973
1,000	Powertech Technology, Inc.	3,531
9,000	Quanta Computer, Inc.	30,806
2,000	Sino-American Silicon Products, Inc.	17,060
5,000	Synnex Technology International Corp.	11,964
3,000	United Microelectronics Corp.	7,048
7,000	Wistron Corp.	7,375
6,000	Yuanta Financial Holding Co., Ltd.	5,487
		427,488
	Thailand - 2.3%
3,200	Advanced Info Service PCL NVDR	22,033
5,300	PTT PCL NVDR	6,029
1,200	Siam Cement PCL NVDR	13,866
32,400	Sri Trang Agro-Industry PCL NVDR	30,067
43,000	Sri Trang Gloves Thailand PCL	38,939
8,200	Supalai PCL	5,572
22,500	Thai Union Group PCL	13,134
		129,640
	Turkey - 0.7%
715	BIM Birlesik Magazalar AS	3,300
13,522	Eregli Demir ve Celik Fabrikalari T.A.S.	28,674
102	Ford Otomotiv Sanayi AS	1,829
2,835	Turkcell Iletisim Hizmetleri AS	3,941
		37,744
	United Kingdom - 9.6%
356	Anglo American plc	14,543
71	Ashtead Group plc	5,714
405	AstraZeneca plc ADR	23,591
852	Aviva plc	4,736
3,638	B&M European Value Retail S.A.	31,240
5,958	BAE Systems plc	44,368
5,002	BT Group plc	11,487

13

Hartford Multifactor Diversified International ETF
Schedule of Investments – (continued)
December 31, 2021 (Unaudited)

Shares or Principal Amount			Market Value†
COMMON STOCKS - 99.6% - (continued)
	United Kingdom - 9.6% - (continued)
137	Ferguson plc		$ 24,318
1,285	GlaxoSmithKline plc ADR		56,669
557	Hikma Pharmaceuticals plc		16,741
475	Howden Joinery Group plc		5,798
6,400	HSBC Holdings plc		38,500
1,275	Imperial Brands plc		27,916
6,587	Kingfisher plc		30,182
715	Mondi plc		17,684
492	National Grid plc		7,062
176	RELX plc		5,726
616	Rio Tinto plc		40,816
8,494	Royal Mail plc		58,214
1,673	Segro plc REIT		32,551
306	Spectris plc		15,161
332	SSE plc		7,415
1,261	Tate & Lyle plc		11,296
2,702	Tritax Big Box plc REIT		9,113
53	Unilever plc		2,832
			543,673
	Total Common Stocks (cost $5,105,219)		$ 5,656,194
	Total Investments (cost $5,105,219)	99.6%	$ 5,656,194
	Other Assets and Liabilities	0.4%	22,116
	Total Net Assets	100.0%	$ 5,678,310
Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.
The Fund may refer to any one or more of the industry classifications used by one or more widely recognized market indices, ratings group and/or as defined by Fund management. Industry classifications may not be identical across all security types.
For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
See “Glossary” for abbreviation descriptions.

*	Non-income producing.
(1)	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions that are exempt from registration (typically only to qualified institutional buyers) or in a public offering registered under the Securities Act of 1933. At December 31, 2021, the aggregate value of these securities was $38,734, representing 0.7% of net assets.
†	For information regarding the Fund’s significant accounting policies, please refer to the Fund’s most recent shareholder report.

14

Hartford Multifactor Diversified International ETF
Schedule of Investments – (continued)
December 31, 2021 (Unaudited)

Fair Value Summary
The following is a summary of the fair valuations according to the inputs used as of December 31, 2021 in valuing the Fund’s investments.
Description	Total	Level 1	Level 2	Level 3(1)
Assets
Common Stocks
Australia	$ 462,884	$ 462,884	$ —	$ —
Austria	19,814	19,814	—	—
Belgium	67,486	67,486	—	—
Brazil	86,838	86,838	—	—
Canada	296,618	296,618	—	—
Chile	9,771	9,771	—	—
China	456,021	456,021	—	—
Denmark	90,286	90,286	—	—
Finland	19,715	19,715	—	—
France	214,102	214,102	—	—
Germany	154,680	154,680	—	—
Hong Kong	168,008	168,008	—	—
India	25,227	25,227	—	—
Indonesia	53,274	53,274	—	—
Israel	175,396	175,396	—	—
Italy	41,149	41,149	—	—
Japan	812,282	812,282	—	—
Luxembourg	1,980	1,980	—	—
Malaysia	107,781	107,781	—	—
Mexico	70,567	70,567	—	—
Netherlands	82,227	82,227	—	—
New Zealand	65,210	65,210	—	—
Norway	149,741	149,741	—	—
Philippines	113,363	113,363	—	—
Poland	85,492	85,492	—	—
Russia	3,225	3,225	—	—
Singapore	49,160	49,160	—	—
South Africa	6,515	6,515	—	—
South Korea	168,715	168,715	—	—
Spain	25,535	25,535	—	—
Sweden	253,671	253,671	—	—
Switzerland	180,916	180,916	—	—
Taiwan	427,488	427,488	—	—
Thailand	129,640	129,640	—	—
Turkey	37,744	37,744	—	—
United Kingdom	543,673	543,673	—	—
Total	$ 5,656,194	$ 5,656,194	$ —	$ —

(1)	For the period ended December 31, 2021, there were no transfers in and out of Level 3.
15

Hartford Multifactor Emerging Markets ETF
Schedule of Investments
December 31, 2021 (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 98.4%
	Brazil - 2.7%
12,033	BB Seguridade Participacoes S.A.	$ 44,827
9,957	Equatorial Energia S.A.	40,418
2,900	JBS S.A.	19,759
12,210	Lojas Renner S.A.	53,575
14,500	Magazine Luiza S.A.	18,795
8,100	Raia Drogasil S.A.	35,338
29,130	Telefonica Brasil S.A.	252,024
14,159	TOTVS S.A.	72,803
25,373	Transmissora Alianca de Energia Eletrica S.A. UNIT	165,676
1,876	Vale S.A.	26,257
18,674	Vale S.A. ADR	261,809
20,600	Vibra Energia S.A.	79,145
864	XP, Inc.*	24,895
		1,095,321
	Cayman Islands - 0.0%
2,000	Wuxi Biologics Cayman, Inc.*(1)	23,742
	Chile - 2.1%
2,585,332	Banco de Chile	201,971
1,779	Banco de Credito e Inversiones S.A.	51,971
3,863,120	Banco Santander Chile	155,296
6,325	Cia Cervecerias Unidas S.A.	51,446
208,194	Colbun S.A.	16,934
18,000	Empresas CMPC S.A.	30,169
21,163	Empresas COPEC S.A.	163,591
220,475	Enel Americas S.A.	24,066
31,844	Falabella S.A.	103,867
1,000	Sociedad Quimica y Minera de Chile S.A.	50,430
		849,741
	China - 24.8%
7,500	AAC Technologies Holdings, Inc.	29,629
946,000	Agricultural Bank of China Ltd. Class H	325,190
20,200	Alibaba Group Holding Ltd.*	308,067
41,500	Anhui Conch Cement Co., Ltd. Class H	207,332
10,400	ANTA Sports Products Ltd.	155,941
37	Baidu, Inc. ADR*	5,505
1,062,000	Bank of China Ltd. Class H	382,774
575,000	Bank of Communications Co., Ltd. Class H	347,376
41	BeiGene Ltd.*	11,108
2,000	BYD Co., Ltd. Class H	68,391
36,000	China Conch Venture Holdings Ltd.	175,930
560,000	China Construction Bank Corp. Class H	387,876
410,000	China Everbright Bank Co., Ltd. Class H	145,146
44,000	China Life Insurance Co., Ltd. Class H	72,917
16,000	China Longyuan Power Group Corp. Ltd. Class H	37,351
23,000	China Mengniu Dairy Co., Ltd.	130,395
37,500	China Merchants Bank Co., Ltd. Class H	291,244
487,000	China Minsheng Banking Corp. Ltd. Class H	186,147
24,200	China Pacific Insurance Group Co., Ltd. Class H	65,650
556,000	China Petroleum & Chemical Corp. Class H	258,877
328,000	China Railway Group Ltd. Class H	173,334
123,500	China Shenhua Energy Co., Ltd. Class H	289,571
1,294,000	China Tower Corp. Ltd. Class H(1)	142,740
47,400	China Vanke Co., Ltd. Class H	110,288
104,000	Chinasoft International Ltd.	135,531
181,000	CITIC Ltd.	178,764
3,000	CITIC Securities Co., Ltd. Class H	7,831
56,071	Country Garden Holdings Co., Ltd.	49,769
10,000	Country Garden Services Holdings Co., Ltd.	59,900
112,000	CSPC Pharmaceutical Group Ltd.	121,678
12,900	ENN Energy Holdings Ltd.	242,900
24,800	Fuyao Glass Industry Group Co., Ltd. Class H(1)	128,194
Shares or Principal Amount		Market Value†
COMMON STOCKS - 98.4% - (continued)
	China - 24.8% - (continued)
3,600	GF Securities Co., Ltd. Class H	$ 6,862
7,500	Great Wall Motor Co., Ltd. Class H	25,782
31,400	Guotai Junan Securities Co., Ltd. Class H*(1)	48,733
81,400	Haier Smart Home Co., Ltd. Class H	344,026
14,600	Huatai Securities Co., Ltd. Class H(1)	24,307
514,000	Industrial & Commercial Bank of China Ltd. Class H	290,086
4,975	JD.com, Inc. ADR*	348,598
12,000	Jiangxi Copper Co., Ltd. Class H	19,209
16,000	Kingdee International Software Group Co., Ltd.*	49,254
330,000	Lenovo Group Ltd.	379,257
20,000	Li Ning Co., Ltd.	218,950
19,000	Longfor Properties Co., Ltd.(1)	89,440
7,500	Meituan Class B*(1)	216,834
921	NetEase, Inc. ADR	93,739
678,000	PetroChina Co., Ltd. Class H	301,766
150,000	PICC Property & Casualty Co., Ltd. Class H	122,558
47,000	Ping An Insurance Group Co. of China Ltd. Class H	338,500
293,000	Postal Savings Bank of China Co., Ltd. Class H(1)	205,573
60,400	Shandong Weigao Group Medical Polymer Co., Ltd. Class H	75,381
15,500	Shanghai Fosun Pharmaceutical Group Co., Ltd. Class H	68,292
15,500	Shenzhou International Group Holdings Ltd.	298,020
4,800	Sunny Optical Technology Group Co., Ltd.	151,826
4,800	Tencent Holdings Ltd.	281,241
1,006	Trip.com Group Ltd. ADR*	24,768
1,019	Vipshop Holdings Ltd. ADR*	8,560
4,900	WuXi AppTec Co., Ltd. Class H(1)	84,848
59,000	Xiaomi Corp. Class B*(1)	143,029
63,494	Xinyi Solar Holdings Ltd.	107,665
22,000	Yanzhou Coal Mining Co., Ltd. Class H	43,739
5,651	Yum China Holdings, Inc.	281,646
20,000	Zhongsheng Group Holdings Ltd.	155,971
16,000	Zijin Mining Group Co., Ltd. Class H	19,045
8,400	ZTE Corp. Class H	23,003
2,468	ZTO Express Cayman, Inc. ADR	69,647
		10,193,501
	Cyprus - 0.3%
7,011	Polymetal International plc	124,541
	Hong Kong - 1.8%
34,000	China Gas Holdings Ltd.	70,649
64,500	China Overseas Land & Investment Ltd.	152,722
32,000	China Resources Gas Group Ltd.	180,804
20,000	China Resources Land Ltd.	84,142
11,000	Geely Automobile Holdings Ltd.	30,053
126,000	Sino Biopharmaceutical Ltd.	88,242
48,000	Wharf Holdings Ltd.	147,455
		754,067
	India - 4.8%
1,715	Axis Bank Ltd. GDR*	79,233
5,367	Dr. Reddy's Laboratories Ltd. ADR	351,055
13,666	ICICI Bank Ltd. ADR	270,450
17,186	Infosys Ltd. ADR	434,978
4,334	Reliance Industries Ltd. GDR(1)	277,159
1,888	State Bank of India GDR	116,490
44,378	Wipro Ltd. ADR	433,129
		1,962,494
	Indonesia - 4.0%
626,400	Astra International Tbk PT	250,516
583,500	Bank Central Asia Tbk PT	298,863
52,100	Bank Mandiri Persero Tbk PT	25,680

16

Hartford Multifactor Emerging Markets ETF
Schedule of Investments – (continued)
December 31, 2021 (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 98.4% - (continued)
	Indonesia - 4.0% - (continued)
744,200	Bank Rakyat Indonesia Persero Tbk PT	$ 214,605
34,400	Indofood CBP Sukses Makmur Tbk PT	20,998
12,300	Indofood Sukses Makmur Tbk PT	5,459
1,483,900	Kalbe Farma Tbk PT	168,146
515,400	Merdeka Copper Gold Tbk PT*	140,670
1,342,200	Sarana Menara Nusantara Tbk PT	105,945
787,300	Telekomunikasi Indonesia Persero Tbk PT	223,167
188,700	Unilever Indonesia Tbk PT	54,416
80,500	United Tractors Tbk PT	125,106
		1,633,571
	Malaysia - 3.6%
81,146	CIMB Group Holdings Bhd	106,156
254,000	DiGi.Com Bhd	265,828
73,400	Hartalega Holdings Bhd	100,956
16,400	Inari Amertron Bhd	15,747
105,893	Malayan Banking Bhd	210,973
2,800	Malaysian Pacific Industries Bhd	33,175
10,500	Maxis Bhd	12,224
10,300	MISC Bhd	17,430
3,300	Nestle Malaysia Bhd	106,304
59,400	Petronas Chemicals Group Bhd	127,184
5,600	Petronas Dagangan Bhd	27,691
22,100	Petronas Gas Bhd	95,487
36,600	Public Bank Bhd	36,547
89,400	Tenaga Nasional Bhd	200,431
47,000	TIME dotCom Bhd	51,896
101,100	Top Glove Corp. Bhd	62,854
		1,470,883
	Mexico - 4.4%
21,437	America Movil S.A.B. de C.V. Class L ADR	452,535
17,900	Arca Continental S.A.B. de C.V.	113,724
2,900	Coca-Cola Femsa SAB de CV	158,891
3,000	Fomento Economico Mexicano S.A.B. de C.V. ADR	233,130
9,941	Gruma S.A.B. de C.V. Class B	127,117
57,500	Grupo Bimbo S.A.B. de C.V. Series A	177,262
18,000	Grupo Financiero Inbursa S.A.B. de C.V. Class O*	21,611
20,600	Grupo Mexico S.A.B. de C.V. Series B	89,849
800	Grupo Televisa S.A.B.	7,496
42,700	Kimberly-Clark de Mexico S.A.B. de C.V. Class A	64,911
5,100	Orbia Advance Corp. S.A.B. de C.V.	13,023
92,682	Wal-Mart de Mexico S.A.B. de C.V.	345,186
		1,804,735
	Philippines - 2.9%
7,425	Ayala Corp.	121,002
94,600	Ayala Land, Inc.	68,085
18,790	Bank of the Philippine Islands	33,956
18,980	BDO Unibank, Inc.	44,926
3,010	Globe Telecom, Inc.	196,092
8,010	International Container Terminal Services, Inc.	31,416
16,240	Manila Electric Co.	94,015
41,800	Metropolitan Bank & Trust Co.	45,659
6,820	PLDT, Inc.	242,346
9,195	SM Investments Corp.	170,042
203,900	SM Prime Holdings, Inc.	135,553
		1,183,092
	Poland - 2.7%
11,096	Cyfrowy Polsat S.A.	95,587
198	Dino Polska S.A.*(1)	18,044
2,765	KGHM Polska Miedz S.A.	95,633
40	LPP S.A.	170,703
9,109	Orange Polska S.A.*	19,098
Shares or Principal Amount		Market Value†
COMMON STOCKS - 98.4% - (continued)
	Poland - 2.7% - (continued)
8,688	Polski Koncern Naftowy ORLEN S.A.	$ 160,248
84,621	Polskie Gornictwo Naftowe i Gazownictwo S.A.	132,273
14,277	Powszechna Kasa Oszczednosci Bank Polski S.A.*	159,157
30,741	Powszechny Zaklad Ubezpieczen S.A.	269,624
		1,120,367
	Russia - 1.8%
36,433	Gazprom PJSC ADR	336,641
375	LUKOIL PJSC ADR	33,562
3,661	MMC Norilsk Nickel PJSC ADR	113,235
15,218	Sberbank of Russia PJSC ADR	244,249
162	Yandex N.V. Class A*	9,801
		737,488
	South Africa - 2.3%
25,238	FirstRand Ltd.	96,145
1,399	Foschini Group Ltd.*	10,861
1,611	Kumba Iron Ore Ltd.	46,441
5,986	Mr. Price Group Ltd.	74,825
4,944	MTN Group Ltd.*	52,881
15,923	MultiChoice Group Ltd.	121,747
1,084	Naspers Ltd. Class N	167,898
3,088	Sanlam Ltd.	11,485
4,489	Shoprite Holdings Ltd.	58,751
22,372	Vodacom Group Ltd.	188,704
36,739	Woolworths Holdings Ltd.	119,379
		949,117
	South Korea - 15.1%
3,739	BNK Financial Group, Inc.	26,421
3,848	Coway Co., Ltd.	240,834
813	DB HiTek Co., Ltd.	49,720
374	DB Insurance Co., Ltd.	16,989
2,659	Fila Holdings Corp.	80,189
3,101	GS Holdings Corp.	101,997
1,797	Hana Financial Group, Inc.	63,566
4,054	Hankook Tire & Technology Co., Ltd.	135,389
11,450	Hanon Systems	129,550
280	Hansol Chemical Co., Ltd.	71,958
1,821	Hotel Shilla Co., Ltd.	119,485
40	Hyosung TNC Corp.	17,531
645	Hyundai Mobis Co., Ltd.	138,088
563	Hyundai Motor Co.	98,984
563	Iljin Materials Co., Ltd.	63,937
3,472	Industrial Bank of Korea*	30,083
679	Kakao Corp.*	64,259
4,248	Kangwon Land, Inc.*	85,943
1,428	KB Financial Group, Inc.	66,069
3,012	Kia Motors Corp.	208,275
6,850	Korea Electric Power Corp.*	127,348
161	Korea Zinc Co., Ltd.	69,208
3,450	KT&G Corp.*	229,274
41	LG Chem Ltd.	21,211
10,646	LG Display Co., Ltd.*	220,308
2,247	LG Electronics, Inc.*	260,851
69	LG Household & Health Care Ltd.	63,674
447	LG Innotek Co., Ltd.	136,873
17,782	LG Uplus Corp.	203,437
536	Mando Corp.*	28,587
764	NAVER Corp.	243,259
324	NCSoft Corp.	175,253
183	Orion Corp.	15,933
1,409	Pearl Abyss Corp.*	163,924
279	POSCO	64,425
830	Samsung C&T Corp.	83,087

17

Hartford Multifactor Emerging Markets ETF
Schedule of Investments – (continued)
December 31, 2021 (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 98.4% - (continued)
	South Korea - 15.1% - (continued)
1,486	Samsung Electro-Mechanics Co., Ltd.	$ 246,885
6,389	Samsung Electronics Co., Ltd.	420,828
685	Samsung Fire & Marine Insurance Co., Ltd.	116,400
241	Samsung SDI Co., Ltd.*	132,791
2,009	Samsung SDS Co., Ltd.	264,487
1,956	Samsung Securities Co., Ltd.	73,880
2,705	Shinhan Financial Group Co., Ltd.	83,738
482	Shinsegae, Inc.*	102,989
4,583	SK Hynix, Inc.*	505,046
2,302	SK Square Co., Ltd.*	128,583
3,438	SK Telecom Co., Ltd.	167,453
1,738	Woori Financial Group, Inc.	18,568
812	Yuhan Corp.	42,419
		6,219,986
	Taiwan - 19.1%
8,000	Accton Technology Corp.	75,180
185,000	Acer, Inc.	203,609
14,000	Advantech Co., Ltd.	200,636
31,000	ASE Technology Holding Co., Ltd.	119,330
24,000	Asustek Computer, Inc.	326,165
17,000	Catcher Technology Co., Ltd.	96,161
66,000	Cathay Financial Holding Co., Ltd.	149,095
70,000	Cheng Shin Rubber Industry Co., Ltd.	91,336
138,000	China Development Financial Holding Corp.	87,288
7,000	China Steel Corp.	8,944
60,000	Chunghwa Telecom Co., Ltd.	252,648
335,000	Compal Electronics, Inc.	293,021
81,000	CTBC Financial Holding Co., Ltd.	75,973
19,000	Delta Electronics, Inc.	188,853
16,000	E Ink Holdings, Inc.	87,324
3,000	Eclat Textile Co., Ltd.	68,421
5,000	Elite Material Co., Ltd.	50,240
70,000	Far EasTone Telecommunications Co., Ltd.	163,444
10,000	Feng TAY Enterprise Co., Ltd.	83,674
92,000	First Financial Holding Co., Ltd.	81,469
38,000	Foxconn Technology Co., Ltd.	89,139
41,000	Fubon Financial Holding Co., Ltd.	113,070
56,224	Hon Hai Precision Industry Co., Ltd.	211,345
62,000	Innolux Corp.	43,922
246,000	Inventec Corp.	221,842
1,000	Largan Precision Co., Ltd.	89,095
121,245	Lite-On Technology Corp.	279,591
8,000	MediaTek, Inc.	344,092
104,000	Mega Financial Holding Co., Ltd.	133,632
29,000	Micro-Star International Co., Ltd.	168,233
1,000	momo.com, Inc.	58,734
7,000	Nan Ya Plastics Corp.	21,607
13,000	Novatek Microelectronics Corp.	253,262
1,000	Parade Technologies Ltd.	76,445
78,000	Pegatron Corp.	194,810
2,000	Phison Electronics Corp.	37,012
88,000	Pou Chen Corp.	105,440
32,000	Powertech Technology, Inc.	113,001
3,000	President Chain Store Corp.	29,656
99,000	Quanta Computer, Inc.	338,862
6,000	Realtek Semiconductor Corp.	125,782
10,000	Simplo Technology Co., Ltd.	118,733
2,000	Sino-American Silicon Products, Inc.	17,060
Shares or Principal Amount		Market Value†
COMMON STOCKS - 98.4% - (continued)
	Taiwan - 19.1% - (continued)
10,000	SinoPac Financial Holdings Co., Ltd.	$ 5,837
137,000	Synnex Technology International Corp.	327,806
24,044	Taishin Financial Holding Co., Ltd.	16,468
37,000	Taiwan Cement Corp.	64,192
105,060	Taiwan Cooperative Financial Holding Co., Ltd.	96,641
58,000	Taiwan Mobile Co., Ltd.	209,636
2,910	Taiwan Semiconductor Manufacturing Co., Ltd. ADR	350,102
29,000	Teco Electric and Machinery Co., Ltd.	33,175
16,000	Uni-President Enterprises Corp.	39,672
65,000	United Microelectronics Corp.	152,709
13,000	Vanguard International Semiconductor Corp.	74,240
133,686	Wistron Corp.	140,852
2,000	Wiwynn Corp.	80,601
136,000	WPG Holdings Ltd.	258,561
80,000	Yuanta Financial Holding Co., Ltd.	73,156
13,000	Zhen Ding Technology Holding Ltd.	47,222
		7,858,046
	Thailand - 4.1%
57,847	Advanced Info Service PCL NVDR	398,288
43,300	Bangkok Chain Hospital PCL NVDR	26,054
340,900	Bangkok Dusit Medical Services PCL NVDR	234,716
5,300	Bumrungrad Hospital PCL	22,371
33,800	Central Retail Corp. PCL	32,378
44,900	Com7 PCL NVDR	109,881
68,900	CP ALL PCL NVDR	121,691
11,000	Hana Microelectronics PCL NVDR	29,142
369,800	Home Product Center PCL NVDR	160,518
19,100	Intouch Holdings PCL NVDR	45,885
4,600	KCE Electronics PCL NVDR	12,118
94,500	Land & Houses PCL	24,895
11,700	PTT Exploration & Production PCL NVDR	41,329
98,200	PTT PCL NVDR	111,708
17,800	Siam Cement PCL NVDR	205,682
108,000	Sri Trang Gloves Thailand PCL	97,800
7,300	Thai Union Group PCL	4,261
		1,678,717
	Turkey - 1.9%
61,499	Akbank T.A.S.	33,343
26,815	BIM Birlesik Magazalar AS	123,779
117,710	Eregli Demir ve Celik Fabrikalari T.A.S.	249,607
5,282	Ford Otomotiv Sanayi AS	94,704
13,856	Petkim Petrokimya Holding AS*	8,139
7,619	Tofas Turk Otomobil Fabrikasi AS	43,431
122,668	Turkcell Iletisim Hizmetleri AS	170,519
43,191	Turkiye Garanti Bankasi AS	36,655
23,926	Turkiye Sise ve Cam Fabrikalari AS	24,107
		784,284
	Total Common Stocks (cost $38,249,688)	$ 40,443,693
PREFERRED STOCKS - 1.1%
	Brazil - 0.9%
35,811	Banco Bradesco S.A.	$ 123,506
5,647	Bradespar S.A. (Preference Shares)	25,336
34,049	Itau S.A.	54,589

18

Hartford Multifactor Emerging Markets ETF
Schedule of Investments – (continued)
December 31, 2021 (Unaudited)

Shares or Principal Amount			Market Value†
PREFERRED STOCKS - 1.1% - (continued)
	Brazil - 0.9% - (continued)
35,517	Itau Unibanco Holding S.A.		$ 133,587
8,200	Petroleo Brasileiro S.A.		41,883
			378,901
	Colombia - 0.2%
11,426	Bancolombia S.A.		89,836
	Total Preferred Stocks (cost $526,090)		$ 468,737
	Total Long-Term Investments (cost $38,775,778)		$ 40,912,430
	Total Investments (cost $38,775,778)	99.5%	$ 40,912,430
	Other Assets and Liabilities	0.5%	192,207
	Total Net Assets	100.0%	$ 41,104,637
Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.
The Fund may refer to any one or more of the industry classifications used by one or more widely recognized market indices, ratings group and/or as defined by Fund management. Industry classifications may not be identical across all security types.
For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
See “Glossary” for abbreviation descriptions.

*	Non-income producing.
(1)	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions that are exempt from registration (typically only to qualified institutional buyers) or in a public offering registered under the Securities Act of 1933. At December 31, 2021, the aggregate value of these securities was $1,402,643, representing 3.4% of net assets.

Futures Contracts Outstanding at December 31, 2021
Description	Number of Contracts	Expiration Date	Current Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Long position contracts:
MSCI Emerging Markets Index Future	4	03/18/2022	$ 245,260	$ 1,073
Total futures contracts				$ 1,073
† For information regarding the Fund’s significant accounting policies, please refer to the Fund’s most recent shareholder report.
Fair Value Summary
The following is a summary of the fair valuations according to the inputs used as of December 31, 2021 in valuing the Fund’s investments.
Description	Total	Level 1	Level 2	Level 3(1)
Assets
Common Stocks
Brazil	$ 1,095,321	$ 1,095,321	$ —	$ —
Cayman Islands	23,742	23,742	—	—
Chile	849,741	849,741	—	—
China	10,193,501	10,193,501	—	—
Cyprus	124,541	124,541	—	—
Hong Kong	754,067	754,067	—	—
India	1,962,494	1,962,494	—	—
Indonesia	1,633,571	1,633,571	—	—
Malaysia	1,470,883	1,470,883	—	—
Mexico	1,804,735	1,804,735	—	—
Philippines	1,183,092	1,183,092	—	—
Poland	1,120,367	1,120,367	—	—
Russia	737,488	737,488	—	—
South Africa	949,117	949,117	—	—
South Korea	6,219,986	6,219,986	—	—
Taiwan	7,858,046	7,858,046	—	—
Thailand	1,678,717	1,678,717	—	—
Turkey	784,284	784,284	—	—
Preferred Stocks	468,737	468,737	—	—
Futures Contracts(2)	1,073	1,073	—	—
Total	$ 40,913,503	$ 40,913,503	$ —	$ —

(1)	For the period ended December 31, 2021, there were no transfers in and out of Level 3.
(2)	Derivative instruments (excluding purchased and written options, if applicable) are valued at the unrealized appreciation/(depreciation) on the investments.
19

Hartford Multifactor Small Cap ETF
Schedule of Investments
December 31, 2021 (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 99.5%
	Automobiles & Components - 0.2%
1,341	Standard Motor Products, Inc.	$ 70,255
	Banks - 10.2%
1,032	Ameris Bancorp	51,270
1,658	Associated Banc-Corp.	37,454
1,005	Bankwell Financial Group, Inc.	33,004
834	Banner Corp.	50,599
3,929	BCB Bancorp, Inc.	60,624
984	Cadence Bank	29,313
762	Cathay General Bancorp	32,758
938	Central Pacific Financial Corp.	26,423
731	Central Valley Community Bancorp	15,183
281	City Holding Co.	22,983
2,498	Civista Bancshares, Inc.	60,951
305	Community Trust Bancorp, Inc.	13,301
2,017	CVB Financial Corp.	43,184
302	Eagle Bancorp, Inc.	17,619
110	Farmers National Banc Corp.	2,041
2,719	Financial Institutions, Inc.	86,464
9,856	First BanCorp	145,142
3,413	First Busey Corp.	92,561
942	First Financial Corp.	42,663
1,424	First Hawaiian, Inc.	38,918
5,731	First Interstate BancSystem, Inc. Class A	233,080
320	First Merchants Corp.	13,405
2,043	FNB Corp.	24,782
4,731	Fulton Financial Corp.	80,427
101	Great Southern Bancorp, Inc.	5,984
4,832	Hanmi Financial Corp.	114,422
694	Heartland Financial USA, Inc.	35,123
915	Heritage Financial Corp.	22,363
2,147	Hilltop Holdings, Inc.	75,446
731	HomeStreet, Inc.	38,012
7,506	Hope Bancorp, Inc.	110,413
1,659	Independent Bank Corp.	53,323
319	Midland States Bancorp, Inc.	7,908
209	National Bank Holdings Corp. Class A	9,183
526	NBT Bancorp, Inc.	20,262
2,984	Northwest Bancshares, Inc.	42,253
1,530	OceanFirst Financial Corp.	33,966
2,029	Old National Bancorp	36,766
235	Park National Corp.	32,268
851	PCB Bancorp	18,688
208	Peoples Bancorp, Inc.	6,617
904	Preferred Bank	64,898
4,234	Primis Financial Corp.	63,679
207	QCR Holdings, Inc.	11,592
813	Renasant Corp.	30,853
1,491	Republic Bancorp, Inc. Class A	75,802
174	ServisFirst Bancshares, Inc.	14,780
3,115	Shore Bancshares, Inc.	64,948
3,507	Simmons First National Corp. Class A	103,737
3,418	Towne Bank	107,975
622	TriCo Bancshares	26,721
1,268	TrustCo Bank Corp. NY	42,237
2,516	Trustmark Corp.	81,669
3,978	Umpqua Holdings Corp.	76,537
499	Univest Financial Corp.	14,930
652	Walker & Dunlop, Inc.	98,374
318	Washington Federal, Inc.	10,615
179	Washington Trust Bancorp, Inc.	10,090
Shares or Principal Amount		Market Value†
COMMON STOCKS - 99.5% - (continued)
	Banks - 10.2% - (continued)
2,448	Waterstone Financial, Inc.	$ 53,513
443	WesBanco, Inc.	15,501
		2,885,597
	Capital Goods - 7.9%
266	Alamo Group, Inc.	39,150
6,933	Alpha Pro Tech Ltd.*(1)	41,390
912	Applied Industrial Technologies, Inc.	93,662
2,408	Atkore International Group, Inc*	267,745
2,422	BlueLinx Holdings, Inc.*	231,931
3,620	Boise Cascade Co.	257,744
1,000	Comfort Systems USA, Inc.	98,940
300	Encore Wire Corp.	42,930
1,355	Federal Signal Corp.	58,726
1,012	Global Industrial Co.	41,391
2,733	GMS, Inc.*	164,281
6,455	GrafTech International Ltd.	76,363
2,209	Great Lakes Dredge & Dock Corp.*	34,725
300	Greenbrier Cos., Inc.	13,767
1,247	IES Holdings, Inc.*	63,148
267	Kadant, Inc.	61,538
508	McGrath Rent Corp.	40,772
1,930	Miller Industries, Inc.	64,462
1,356	Mueller Industries, Inc.	80,492
2,514	MYR Group, Inc.*	277,923
609	National Presto Industries, Inc.	49,956
743	Primoris Services Corp.	17,817
1,496	Sterling Construction Co., Inc.*	39,345
772	Veritiv Corp.*	94,624
		2,252,822
	Commercial & Professional Services - 4.7%
247	Barrett Business Services, Inc.	17,058
2,160	Brady Corp. Class A	116,424
4,603	Deluxe Corp.	147,802
4,888	Ennis, Inc.	95,463
1,661	Healthcare Services Group, Inc.	29,549
1,972	Herman Miller, Inc.	77,283
5,419	HNI Corp.	227,869
1,954	Kelly Services, Inc. Class A	32,768
2,706	Kforce, Inc.	203,545
4,398	Kimball International, Inc. Class B	44,991
962	ManTech International Corp. Class A	70,159
4,944	Resources Connection, Inc.	88,201
9,412	Steelcase, Inc. Class A	110,309
372	UniFirst Corp.	78,269
		1,339,690
	Consumer Durables & Apparel - 3.8%
1,188	Acushnet Holdings Corp.	63,059
5,487	Ethan Allen Interiors, Inc.	144,253
521	Green Brick Partners, Inc.*	15,802
897	Johnson Outdoors, Inc. Class A	84,040
2,595	Kontoor Brands, Inc.	132,994
1,382	Lakeland Industries, Inc.*	29,989
425	MDC Holdings, Inc.	23,728
2,992	Nautilus, Inc.*	18,341
11,627	Smith & Wesson Brands, Inc.	206,960
2,706	Sturm Ruger & Co., Inc.	184,062
1,355	Superior Group of Cos., Inc.	29,729
1,158	Tupperware Brands Corp.*	17,706
1,315	Vera Bradley, Inc.*	11,191
2,249	Vista Outdoor, Inc.*	103,611
		1,065,465

20

Hartford Multifactor Small Cap ETF
Schedule of Investments – (continued)
December 31, 2021 (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 99.5% - (continued)
	Consumer Services - 0.9%
2,203	American Public Education, Inc.*	$ 49,017
6,816	Perdoceo Education Corp.*	80,156
3,882	Stride, Inc.*	129,387
		258,560
	Diversified Financials - 2.7%
259	A-Mark Precious Metals, Inc.	15,825
1,450	B. Riley Financial, Inc.	128,847
7,146	Cherry Hill Mortgage Investment Corp. REIT	59,097
4,053	Cowen, Inc. Class A	146,313
702	Moelis & Co. Class A	43,882
3,053	Oppenheimer Holdings, Inc. Class A	141,568
112	Regional Management Corp.	6,435
3,279	Victory Capital Holdings, Inc. Class A	119,782
3,155	Virtu Financial, Inc. Class A	90,959
		752,708
	Energy - 2.6%
1,040	Centrus Energy Corp. Class A*	51,906
1,309	Civitas Resources, Inc.	64,102
6,802	CONSOL Energy, Inc.*	154,473
57	Dorian LPG Ltd.	723
1,355	Equitrans Midstream Corp.	14,011
7,855	Magnolia Oil & Gas Corp. Class A	148,224
648	Oasis Petroleum, Inc.	81,642
1,852	Renewable Energy Group, Inc.*	78,599
5,794	TechnipFMC plc*	34,301
10,293	W&T Offshore, Inc.*	33,246
2,572	World Fuel Services Corp.	68,081
		729,308
	Food & Staples Retailing - 3.8%
975	Andersons, Inc.	37,742
3,682	Ingles Markets, Inc. Class A	317,904
4,613	SpartanNash Co.	118,831
7,144	Sprouts Farmers Market, Inc.*	212,034
3,374	United Natural Foods, Inc.*	165,596
3,346	Weis Markets, Inc.	220,434
		1,072,541
	Food, Beverage & Tobacco - 1.9%
379	Coca-Cola Consolidated, Inc.	234,673
1,424	John B Sanfilippo & Son, Inc.	128,388
887	Universal Corp.	48,714
11,701	Vector Group Ltd.	134,327
		546,102
	Health Care Equipment & Services - 10.4%
429	Addus HomeCare Corp.*	40,116
8,800	Allscripts Healthcare Solutions, Inc.*	162,360
1,630	Apollo Medical Holdings, Inc.*	119,772
15	Atrion Corp.	10,574
123	BioLife Solutions, Inc.*	4,584
11,634	Castlight Health, Inc. Class B*	17,916
7,645	Co-Diagnostics, Inc.*	68,270
11,204	Community Health Systems, Inc.*	149,125
3,278	Computer Programs & Systems, Inc.*	96,045
429	Corvel Corp.*	89,232
10,600	Cross Country Healthcare, Inc.*	294,256
1,699	Fulgent Genetics, Inc.*	170,902
1,351	Hanger, Inc.*	24,494
611	ICU Medical, Inc.*	145,015
7,572	InfuSystem Holdings, Inc.*	128,951
663	Integer Holdings Corp.*	56,746
1,371	Joint Corp.*	90,061
2,794	LeMaitre Vascular, Inc.	140,343
Shares or Principal Amount		Market Value†
COMMON STOCKS - 99.5% - (continued)
	Health Care Equipment & Services - 10.4% - (continued)
425	Magellan Health, Inc.*	$ 40,371
12,200	Meridian Bioscience, Inc.*	248,880
889	Merit Medical Systems, Inc.*	55,385
945	ModivCare, Inc.*	140,134
1,825	National HealthCare Corp.	123,991
2,415	NextGen Healthcare, Inc.*	42,963
1,516	Orthofix Medical, Inc.*	47,132
7,287	Owens & Minor, Inc.	316,984
3,785	Patterson Cos., Inc.	111,090
1,412	Sharps Compliance Corp.*	10,068
		2,945,760
	Household & Personal Products - 1.0%
1,266	Central Garden & Pet Co. Class A*	60,578
2,201	Nu Skin Enterprises, Inc. Class A	111,701
1,171	USANA Health Sciences, Inc.*	118,505
		290,784
	Insurance - 5.5%
660	American Equity Investment Life Holding Co.	25,687
1,426	American National Group, Inc.	269,286
499	Assured Guaranty Ltd.	25,050
7,844	CNO Financial Group, Inc.	187,001
3,456	Donegal Group, Inc. Class A	49,386
3,800	Employers Holdings, Inc.	157,244
1,059	HCI Group, Inc.	88,469
2,130	Horace Mann Educators Corp.	82,431
3,543	Mercury General Corp.	187,992
1,341	Safety Insurance Group, Inc.	114,025
2,110	Stewart Information Services Corp.	168,230
14,922	Tiptree, Inc.	206,371
		1,561,172
	Materials - 3.5%
3,996	Commercial Metals Co.	145,015
2,560	Greif, Inc. Class A	154,547
319	Hawkins, Inc.	12,585
1,718	Kronos Worldwide, Inc.	25,787
1,711	Myers Industries, Inc.	34,237
893	Olympic Steel, Inc.	20,986
3,841	Schnitzer Steel Industries, Inc. Class A	199,425
2,762	Schweitzer-Mauduit International, Inc.	82,584
2,282	Silgan Holdings, Inc.	97,761
374	Stepan Co.	46,484
335	SunCoke Energy, Inc.	2,208
2,656	Tredegar Corp.	31,394
1,027	Trinseo plc	53,876
236	Tronox Holdings plc Class A	5,671
1,558	Worthington Industries, Inc.	85,160
		997,720
	Media & Entertainment - 2.5%
3,524	AMC Networks, Inc. Class A*	121,367
20,701	Entravision Communications Corp. Class A	140,353
831	Gray Television, Inc.	16,753
3,678	John Wiley & Sons, Inc. Class A	210,639
2,960	Lee Enterprises, Inc.*	102,238
6,741	TEGNA, Inc.	125,113
		716,463
	Pharmaceuticals, Biotechnology & Life Sciences - 7.8%
4,078	Amphastar Pharmaceuticals, Inc.*	94,977
9,371	BioDelivery Sciences International, Inc.*	29,050
43,111	Catalyst Pharmaceuticals, Inc.*	291,862
3,692	Collegium Pharmaceutical, Inc.*	68,967
10,447	Corcept Therapeutics, Inc.*	206,851

21

Hartford Multifactor Small Cap ETF
Schedule of Investments – (continued)
December 31, 2021 (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 99.5% - (continued)
	Pharmaceuticals, Biotechnology & Life Sciences - 7.8% - (continued)
749	Eagle Pharmaceuticals, Inc.*	$ 38,139
334	Emergent BioSolutions, Inc.*	14,519
3,580	Harrow Health, Inc.*	30,931
5,242	Harvard Bioscience, Inc.*	36,956
525	Innoviva, Inc.*	9,056
3,305	Inotiv, Inc.*	139,041
11,526	Ironwood Pharmaceuticals, Inc.*	134,393
4,398	MiMedx Group, Inc.*	26,564
7,681	Organogenesis Holdings, Inc.*	70,972
35,945	Ovid therapeutics, Inc.*	115,383
472	Pacira BioSciences, Inc.*	28,400
7,868	Phibro Animal Health Corp. Class A	160,665
2,105	Prestige Consumer Healthcare, Inc.*	127,668
1,103	Sage Therapeutics, Inc.*	46,922
14,055	SIGA Technologies, Inc.*	105,694
6,524	Supernus Pharmaceuticals, Inc.*	190,240
15,902	Vanda Pharmaceuticals, Inc.*	249,502
		2,216,752
	Real Estate - 6.4%
19,120	Apartment Investment and Management Co. Class A*	147,606
11,921	Bluerock Residential Growth REIT, Inc. REIT	314,595
7,850	Brandywine Realty Trust	105,347
246	Centerspace REIT	27,281
7,306	City Office, Inc. REIT	144,074
2,488	CTO Realty Growth, Inc.	152,813
5,850	Douglas Elliman, Inc. *	67,281
5,376	Farmland Partners, Inc. REIT	64,243
978	Forestar Group, Inc.*	21,272
21,791	Geo Group, Inc. REIT*	168,880
756	Getty Realty Corp. REIT	24,260
3,091	Independence Realty Trust, Inc. REIT	79,841
1,200	Industrial Logistics Properties Trust	30,060
1,715	iStar, Inc. REIT(1)	44,299
538	Kennedy-Wilson Holdings, Inc.	12,847
778	Marcus & Millichap, Inc. REIT*	40,036
179	NexPoint Residential Trust, Inc. REIT	15,006
3,991	Piedmont Office Realty Trust, Inc. Class A, REIT	73,355
514	PotlatchDeltic Corp. REIT	30,953
404	Preferred Apartment Communities, Inc. REIT	7,296
2,443	RMR Group, Inc. Class A	84,723
3,812	RPT Realty REIT	51,005
4,379	UMH Properties, Inc.	119,678
		1,826,751
	Retailing - 7.5%
3,234	1-800-Flowers.com, Inc. Class A*	75,579
2,571	Abercrombie & Fitch Co. Class A*	89,548
498	Asbury Automotive Group, Inc.*	86,019
8,177	Big 5 Sporting Goods Corp.(1)	155,445
4,507	Big Lots, Inc.	203,040
5,390	Buckle, Inc.	228,051
541	Citi Trends, Inc.*	51,260
7,279	Haverty Furniture Cos., Inc.	222,519
3,053	Hibbett Sports, Inc.	219,602
1,627	MarineMax, Inc.*	96,058
666	Murphy USA, Inc.	132,694
4,197	Rent-A-Center, Inc. Class A	201,624
9,586	Sally Beauty Holdings, Inc.*	176,957
179	Shutterstock, Inc.	19,847
165	Sleep Number Corp.*	12,639
Shares or Principal Amount		Market Value†
COMMON STOCKS - 99.5% - (continued)
	Retailing - 7.5% - (continued)
5,141	Sportsman's Warehouse Holdings, Inc.*	$ 60,664
2,239	Zumiez, Inc.*	107,450
		2,138,996
	Semiconductors & Semiconductor Equipment - 2.4%
7,210	Amkor Technology, Inc.	178,736
513	Axcelis Technologies, Inc.*	38,249
803	Diodes, Inc.*	88,178
2,202	Kulicke & Soffa Industries, Inc.	133,309
7,557	Magnachip Semiconductor Corp.*	158,470
4,793	Photronics, Inc.*	90,348
		687,290
	Software & Services - 1.7%
3,236	CSG Systems International, Inc.	186,458
428	Evertec, Inc.	21,392
510	ExlService Holdings, Inc.*	73,833
12,578	Information Services Group, Inc.	95,844
873	TTEC Holdings, Inc.	79,050
1,724	Xperi Holding Corp.	32,601
		489,178
	Technology Hardware & Equipment - 6.6%
4,223	Aviat Networks, Inc.*	135,474
1,276	Avnet, Inc.	52,609
9,632	Daktronics, Inc.*	48,642
2,802	ePlus, Inc.*	150,972
414	Fabrinet*	49,047
2,720	Insight Enterprises, Inc.*	289,952
444	Kimball Electronics, Inc.*	9,661
2,833	Methode Electronics, Inc.	139,299
2,404	NETGEAR, Inc.*	70,221
852	OSI Systems, Inc.*	79,406
369	PC Connection, Inc.	15,915
1,331	Plexus Corp.*	127,630
3,691	Sanmina Corp.*	153,029
3,429	Super Micro Computer, Inc.*	150,704
3,646	Turtle Beach Corp.*	81,160
6,894	Vishay Intertechnology, Inc.	150,772
460	Vishay Precision Group, Inc.*	17,075
6,297	Xerox Holdings Corp.	142,564
		1,864,132
	Telecommunication Services - 2.3%
6,084	IDT Corp. Class B*	268,669
10,682	Telephone & Data Systems, Inc.	215,242
5,057	United States Cellular Corp.*	159,397
		643,308
	Transportation - 2.4%
1,009	ArcBest Corp.	120,929
1,645	Hub Group, Inc. Class A*	138,575
2,380	Marten Transport Ltd.	40,841
11	Matson, Inc.	990
8,349	Radiant Logistics, Inc.*	60,864
1,033	Ryder System, Inc.	85,150
3,320	Schneider National, Inc. Class B	89,341
3,049	Werner Enterprises, Inc.	145,316
		682,006
	Utilities - 0.8%
649	Avista Corp.	27,576
137	Chesapeake Utilities Corp.	19,976

22

Hartford Multifactor Small Cap ETF
Schedule of Investments – (continued)
December 31, 2021 (Unaudited)

Shares or Principal Amount			Market Value†
COMMON STOCKS - 99.5% - (continued)
	Utilities - 0.8% - (continued)
206	MGE Energy, Inc.		$ 16,943
263	Northwest Natural Holding Co.		12,829
761	Otter Tail Corp.		54,351
459	Southwest Gas Holdings, Inc.*		32,153
1,177	Unitil Corp.		54,130
			217,958
	Total Common Stocks (cost $28,382,336)		$ 28,251,318
SHORT-TERM INVESTMENTS - 0.8%
	Securities Lending Collateral - 0.8%
7,491	Fidelity Investments Money Market Funds, Government Portfolio, Institutional Class, 0.01%(2)		$ 7,491
196,134	Goldman Sachs Financial Square Funds, Government Fund, Institutional Class, 0.03%(2)		196,134
11,427	Invesco Government & Agency Portfolio, Institutional Class, 0.03%(2)		11,427
	Total Short-Term Investments (cost $215,052)		$ 215,052
	Total Investments (cost $28,597,388)	100.3%	$ 28,466,370
	Other Assets and Liabilities	(0.3)%	(87,436)
	Total Net Assets	100.0%	$ 28,378,934
Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.
The Fund may refer to any one or more of the industry classifications used by one or more widely recognized market indices, ratings group and/or as defined by Fund management. Industry classifications may not be identical across all security types.
For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
See “Glossary” for abbreviation descriptions.

*	Non-income producing.
(1)	Represents entire or partial securities on loan.
(2)	Current yield as of period end.

Futures Contracts Outstanding at December 31, 2021
Description	Number of Contracts	Expiration Date	Current Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Long position contracts:
E-Mini Russell 2000	1	03/18/2022	$ 112,140	$ 1,673
Total futures contracts				$ 1,673
† For information regarding the Fund’s significant accounting policies, please refer to the Fund’s most recent shareholder report.
23

Hartford Multifactor Small Cap ETF
Schedule of Investments – (continued)
December 31, 2021 (Unaudited)

Fair Value Summary
The following is a summary of the fair valuations according to the inputs used as of December 31, 2021 in valuing the Fund’s investments.
Description	Total	Level 1	Level 2	Level 3(1)
Assets
Common Stocks
Automobiles & Components	$ 70,255	$ 70,255	$ —	$ —
Banks	2,885,597	2,885,597	—	—
Capital Goods	2,252,822	2,252,822	—	—
Commercial & Professional Services	1,339,690	1,339,690	—	—
Consumer Durables & Apparel	1,065,465	1,065,465	—	—
Consumer Services	258,560	258,560	—	—
Diversified Financials	752,708	752,708	—	—
Energy	729,308	729,308	—	—
Food & Staples Retailing	1,072,541	1,072,541	—	—
Food, Beverage & Tobacco	546,102	546,102	—	—
Health Care Equipment & Services	2,945,760	2,945,760	—	—
Household & Personal Products	290,784	290,784	—	—
Insurance	1,561,172	1,561,172	—	—
Materials	997,720	997,720	—	—
Media & Entertainment	716,463	716,463	—	—
Pharmaceuticals, Biotechnology & Life Sciences	2,216,752	2,216,752	—	—
Real Estate	1,826,751	1,826,751	—	—
Retailing	2,138,996	2,138,996	—	—
Semiconductors & Semiconductor Equipment	687,290	687,290	—	—
Software & Services	489,178	489,178	—	—
Technology Hardware & Equipment	1,864,132	1,864,132	—	—
Telecommunication Services	643,308	643,308	—	—
Transportation	682,006	682,006	—	—
Utilities	217,958	217,958	—	—
Short-Term Investments	215,052	215,052	—	—
Futures Contracts(2)	1,673	1,673	—	—
Total	$ 28,468,043	$ 28,468,043	$ —	$ —

(1)	For the period ended December 31, 2021, there were no transfers in and out of Level 3.
(2)	Derivative instruments (excluding purchased and written options, if applicable) are valued at the unrealized appreciation/(depreciation) on the investments.
24

Hartford Multifactor US Equity ETF
Schedule of Investments
December 31, 2021 (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 99.8%
	Automobiles & Components - 0.3%
44,171	Ford Motor Co.	$ 917,432
4,631	Gentex Corp.	161,390
		1,078,822
	Banks - 3.4%
59,893	Bank of America Corp.	2,664,640
1,579	Citigroup, Inc.	95,356
285	First Citizens BancShares, Inc. Class A	236,504
20,082	JP Morgan Chase & Co.	3,179,985
3,050	M&T Bank Corp.	468,419
63,639	People's United Financial, Inc.	1,134,047
6,077	PNC Financial Services Group, Inc.	1,218,560
1,653	Popular, Inc.	135,612
11,238	South State Corp.	900,276
6,680	U.S. Bancorp	375,216
12,400	UMB Financial Corp.	1,315,764
2,518	United Bankshares, Inc.	91,353
12,098	Valley National Bancorp	166,347
20,009	Wells Fargo & Co.	960,032
16,631	Zions Bancorp NA	1,050,414
		13,992,525
	Capital Goods - 6.0%
6,336	3M Co.	1,125,464
18,430	A.O. Smith Corp.	1,582,215
1,339	Acuity Brands, Inc.	283,493
3,456	Allegion plc	457,713
2,829	BWX Technologies, Inc.	135,452
2,188	Carlisle Cos., Inc.	542,887
9,697	Carrier Global Corp.	525,965
2,290	Cummins, Inc.	499,541
16,261	Fastenal Co.	1,041,680
925	Generac Holdings, Inc.*	325,526
4,343	General Dynamics Corp.	905,385
4,150	Graco, Inc.	334,573
6,821	Huntington Ingalls Industries, Inc.	1,273,753
612	Illinois Tool Works, Inc.	151,042
11,038	Johnson Controls International plc	897,500
4,680	L3Harris Technologies, Inc.	997,963
2,415	Lennox International, Inc.	783,329
4,957	Lockheed Martin Corp.	1,761,767
3,295	Masco Corp.	231,375
13,982	MSC Industrial Direct Co., Inc. Class A	1,175,327
6,557	Northrop Grumman Corp.	2,538,018
3,039	Otis Worldwide Corp.	264,606
2,191	Quanta Services, Inc.	251,220
4,328	Snap-on, Inc.	932,165
7,750	Toro Co.	774,302
2,308	Trane Technologies plc	466,285
8,358	UFP Industries, Inc.	769,020
744	Valmont Industries, Inc.	186,372
6,197	Watsco, Inc.	1,938,917
2,533	WW Grainger, Inc.	1,312,702
		24,465,557
	Commercial & Professional Services - 2.2%
8,951	Booz Allen Hamilton Holding Corp.	758,955
1,647	Equifax, Inc.	482,225
11,091	FTI Consulting, Inc.*	1,701,581
8,242	Jacobs Engineering Group, Inc.	1,147,534
5,837	ManpowerGroup, Inc.	568,115
10,607	Republic Services, Inc.	1,479,146
Shares or Principal Amount		Market Value†
COMMON STOCKS - 99.8% - (continued)
	Commercial & Professional Services - 2.2% - (continued)
5,035	Robert Half International, Inc.	$ 561,503
3,922	Waste Connections, Inc.	534,451
11,103	Waste Management, Inc.	1,853,091
		9,086,601
	Consumer Durables & Apparel - 1.4%
5,700	Carter's, Inc.	576,954
8,286	Garmin Ltd.	1,128,305
15,625	Newell Brands, Inc.	341,250
17,753	NIKE, Inc. Class B	2,958,892
3,857	Whirlpool Corp.	905,084
		5,910,485
	Consumer Services - 1.4%
4,713	Domino's Pizza, Inc.	2,659,688
55,495	H&R Block, Inc.	1,307,462
3,228	McDonald's Corp.	865,330
1,290	Service Corp. International/US	91,577
660	Starbucks Corp.	77,200
5,544	Yum! Brands, Inc.	769,840
		5,771,097
	Diversified Financials - 2.7%
22,075	Bank of New York Mellon Corp.	1,282,116
12,391	Berkshire Hathaway, Inc. Class B*	3,704,909
5,105	Cboe Global Markets, Inc.	665,692
10,019	Charles Schwab Corp.	842,598
12,765	Franklin Resources, Inc.	427,500
14,048	Houlihan Lokey, Inc.	1,454,249
18,223	Invesco Ltd.	419,494
3,793	Janus Henderson Group plc	159,078
9,199	Jefferies Financial Group, Inc.	356,921
535	Nasdaq, Inc.	112,355
10,578	Raymond James Financial, Inc.	1,062,031
29,924	SLM Corp.	588,605
		11,075,548
	Energy - 0.5%
34,464	Coterra Energy, Inc.	654,816
23,996	Exxon Mobil Corp.	1,468,315
		2,123,131
	Food & Staples Retailing - 2.1%
9,518	BJ's Wholesale Club Holdings, Inc.*	637,420
1,419	Casey's General Stores, Inc.	280,040
1,954	Costco Wholesale Corp.	1,109,286
68,079	Kroger Co.	3,081,256
22,986	Walmart, Inc.	3,325,844
		8,433,846
	Food, Beverage & Tobacco - 4.3%
9,473	Altria Group, Inc.	448,925
15,205	Archer-Daniels-Midland Co.	1,027,706
15,559	Bunge Ltd.	1,452,588
5,560	Campbell Soup Co.	241,638
30,673	Coca-Cola Co.	1,816,148
2,824	Conagra Brands, Inc.	96,440
69,541	Flowers Foods, Inc.	1,910,291
18,048	General Mills, Inc.	1,216,074
6,455	Hershey Co.	1,248,849
5,046	Hormel Foods Corp.	246,295
12,474	JM Smucker Co.	1,694,219
21,688	Kellogg Co.	1,397,141

25

Hartford Multifactor US Equity ETF
Schedule of Investments – (continued)
December 31, 2021 (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 99.8% - (continued)
	Food, Beverage & Tobacco - 4.3% - (continued)
17,396	PepsiCo., Inc.	$ 3,021,859
9,554	Philip Morris International, Inc.	907,630
7,547	Tyson Foods, Inc. Class A	657,797
		17,383,600
	Health Care Equipment & Services - 7.3%
24,235	Abbott Laboratories	3,410,834
870	AmerisourceBergen Corp.	115,614
14,663	AMN Healthcare Services, Inc.*	1,793,725
4,674	Anthem, Inc.	2,166,586
16,141	Baxter International, Inc.	1,385,544
2,058	Becton Dickinson and Co.	517,546
31,649	Cardinal Health, Inc.	1,629,607
4,563	Centene Corp.*	375,991
15,122	Cerner Corp.	1,404,380
2,843	Cigna Corp.	652,838
1,558	Cooper Cos., Inc.	652,709
32,008	CVS Health Corp.	3,301,945
1,477	Globus Medical, Inc. Class A*	106,639
2,395	Henry Schein, Inc.*	185,684
3,515	Humana, Inc.	1,630,468
1,308	IDEXX Laboratories, Inc.*	861,266
1,340	Laboratory Corp. of America Holdings*	421,041
925	Molina Healthcare, Inc.*	294,224
36,925	Premier, Inc. Class A	1,520,202
10,041	Quest Diagnostics, Inc.	1,737,193
354	Quidel Corp.*	47,787
3,803	ResMed, Inc.	990,605
563	STERIS plc	137,040
8,546	UnitedHealth Group, Inc.	4,291,289
		29,630,757
	Household & Personal Products - 1.3%
4,942	Clorox Co.	861,687
7,404	Colgate-Palmolive Co.	631,858
5,587	Kimberly-Clark Corp.	798,494
19,535	Procter & Gamble Co.	3,195,535
		5,487,574
	Insurance - 3.4%
12,662	Aflac, Inc.	739,334
15,053	Allstate Corp.	1,770,985
2,237	American Financial Group, Inc.	307,185
796	Arthur J Gallagher & Co.	135,057
1,191	Assurant, Inc.	185,629
1,095	Chubb Ltd.	211,674
13,805	Cincinnati Financial Corp.	1,572,804
2,866	Everest Re Group Ltd.	785,055
4,000	Fidelity National Financial, Inc.	208,720
7,947	Hanover Insurance Group, Inc.	1,041,534
7,085	Kemper Corp.	416,527
171	Markel Corp.*	211,014
80,763	Old Republic International Corp.	1,985,155
7,190	Principal Financial Group, Inc.	520,053
10,181	Progressive Corp.	1,045,080
10,655	Prudential Financial, Inc.	1,153,297
10,413	Selective Insurance Group, Inc.	853,241
4,076	Travelers Cos., Inc.	637,609
		13,779,953
	Materials - 2.1%
6,090	Amcor plc	73,141
2,580	AptarGroup, Inc.	315,998
6,599	Avery Dennison Corp.	1,429,145
14,400	International Paper Co.	676,512
Shares or Principal Amount		Market Value†
COMMON STOCKS - 99.8% - (continued)
	Materials - 2.1% - (continued)
3,237	Louisiana-Pacific Corp.	$ 253,619
15,438	Newmont Corp.	957,465
9,769	Nucor Corp.	1,115,131
1,063	Packaging Corp. of America	144,727
1,199	PPG Industries, Inc.	206,756
8,442	Reliance Steel & Aluminum Co.	1,369,461
1,923	RPM International, Inc.	194,223
5,216	Sealed Air Corp.	351,924
1,273	Sherwin-Williams Co.	448,300
11,124	Sonoco Products Co.	643,968
4,537	Steel Dynamics, Inc.	281,612
1,301	Sylvamo Corp.*	36,285
		8,498,267
	Media & Entertainment - 5.9%
15,112	Activision Blizzard, Inc.	1,005,401
1,283	Alphabet, Inc. Class A*	3,716,902
1,016	Charter Communications, Inc. Class A*	662,402
55,114	Comcast Corp. Class A	2,773,888
1,311	Electronic Arts, Inc.	172,921
53,619	Fox Corp. Class A	1,978,541
10,661	IAC/InterActiveCorp*	1,393,499
18,477	Interpublic Group of Cos., Inc.	691,964
9,141	Meta Platforms, Inc. Class A*	3,074,575
1,793	Netflix, Inc.*	1,080,175
62,895	News Corp. Class A	1,403,187
35,084	Omnicom Group, Inc.	2,570,605
2,868	Take-Two Interactive Software, Inc.*	509,701
6,559	Walt Disney Co.*	1,015,924
15,840	Ziff Davis, Inc.*	1,756,022
		23,805,707
	Pharmaceuticals, Biotechnology & Life Sciences - 8.5%
23,034	AbbVie, Inc.	3,118,804
2,992	Agilent Technologies, Inc.	477,673
8,124	Amgen, Inc.	1,827,656
953	Biogen, Inc.*	228,644
294	Bio-Rad Laboratories, Inc. Class A*	222,138
1,579	Bio-Techne Corp.	816,880
14,915	Bristol-Myers Squibb Co.	929,950
2,038	Danaher Corp.	670,522
16,869	Eli Lilly & Co.	4,659,555
22,733	Gilead Sciences, Inc.	1,650,643
11,090	Jazz Pharmaceuticals plc*	1,412,866
23,312	Johnson & Johnson	3,987,984
25,624	Merck & Co., Inc.	1,963,823
271	Mettler-Toledo International, Inc.*	459,944
1,284	PerkinElmer, Inc.	258,161
66,231	Pfizer, Inc.	3,910,941
1,448	Regeneron Pharmaceuticals, Inc.*	914,441
4,797	Thermo Fisher Scientific, Inc.	3,200,750
5,335	United Therapeutics Corp.*	1,152,787
3,397	Waters Corp.*	1,265,722
2,003	West Pharmaceutical Services, Inc.	939,427
1,517	Zoetis, Inc.	370,193
		34,439,504
	Real Estate - 4.6%
2,352	Alexandria Real Estate Equities, Inc. REIT	524,402
17,391	American Homes 4 Rent Class A, REIT	758,422
1,338	American Tower Corp. REIT	391,365
5,902	Americold Realty Trust REIT	193,527
2,130	AvalonBay Communities, Inc. REIT	538,017
1,181	Camden Property Trust REIT	211,021
4,603	Crown Castle International Corp. REIT	960,830

26

Hartford Multifactor US Equity ETF
Schedule of Investments – (continued)
December 31, 2021 (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 99.8% - (continued)
	Real Estate - 4.6% - (continued)
26,228	CubeSmart REIT	$ 1,492,635
4,216	Digital Realty Trust, Inc. REIT	745,684
7,917	Duke Realty Corp. REIT	519,672
385	Equinix, Inc. REIT	325,648
10,037	Equity Residential REIT	908,348
381	Essex Property Trust, Inc. REIT	134,200
12,017	Extra Space Storage, Inc. REIT	2,724,614
25,324	Iron Mountain, Inc. REIT	1,325,205
11,265	Kilroy Realty Corp. REIT	748,672
10,718	Life Storage, Inc. REIT	1,641,783
3,164	Mid-America Apartment Communities, Inc. REIT	725,948
11,224	National Storage Affiliates Trust REIT	776,701
7,930	Public Storage REIT	2,970,261
		18,616,955
	Retailing - 7.4%
6,237	Advance Auto Parts, Inc.	1,496,132
643	Amazon.com, Inc.*	2,143,981
3,536	AutoNation, Inc.*	413,182
1,136	AutoZone, Inc.*	2,381,499
10,159	Best Buy Co., Inc.	1,032,154
4,377	Dick's Sporting Goods, Inc.(1)	503,311
10,197	Dollar General Corp.	2,404,758
6,826	Dollar Tree, Inc.*	959,189
26,918	eBay, Inc.	1,790,047
9,884	Foot Locker, Inc.	431,239
12,673	Genuine Parts Co.	1,776,755
9,898	Home Depot, Inc.	4,107,769
2,159	Lowe's Cos., Inc.	558,058
2,751	O'Reilly Automotive, Inc.*	1,942,839
4,201	Pool Corp.	2,377,766
13,331	Target Corp.	3,085,327
10,509	Tractor Supply Co.	2,507,447
589	Williams-Sonoma, Inc.	99,618
		30,011,071
	Semiconductors & Semiconductor Equipment - 3.6%
724	Analog Devices, Inc.	127,257
6,268	Applied Materials, Inc.	986,333
4,070	Broadcom, Inc.	2,708,219
1,898	Entegris, Inc.	263,025
67,183	Intel Corp.	3,459,925
1,905	KLA Corp.	819,360
518	Lam Research Corp.	372,520
7,182	NVIDIA Corp.	2,112,298
883	Qorvo, Inc.*	138,092
3,240	QUALCOMM, Inc.	592,499
1,074	Skyworks Solutions, Inc.	166,620
798	Synaptics, Inc.*	231,029
1,972	Teradyne, Inc.	322,481
10,201	Texas Instruments, Inc.	1,922,582
1,704	Xilinx, Inc.	361,299
		14,583,539
	Software & Services - 13.4%
11,552	Accenture plc Class A	4,788,882
4,880	Adobe, Inc.*	2,767,253
11,314	Akamai Technologies, Inc.*	1,324,190
2,005	Aspen Technology, Inc.*	305,161
7,167	Automatic Data Processing, Inc.	1,767,239
10,958	Broadridge Financial Solutions, Inc.	2,003,341
928	Cadence Design Systems, Inc.*	172,933
13,830	Citrix Systems, Inc.	1,308,180
Shares or Principal Amount		Market Value†
COMMON STOCKS - 99.8% - (continued)
	Software & Services - 13.4% - (continued)
12,697	Cloudflare, Inc. Class A*	$ 1,669,655
2,542	Cognizant Technology Solutions Corp. Class A	225,526
5,285	Consensus Cloud Solutions, Inc.*	305,843
17,331	Dolby Laboratories, Inc. Class A	1,650,258
21,492	Dropbox, Inc. Class A*	527,414
1,554	EPAM Systems, Inc.*	1,038,771
3,090	Fortinet, Inc.*	1,110,546
2,556	Gartner, Inc.*	854,522
15,809	International Business Machines Corp.	2,113,031
2,803	Intuit, Inc.	1,802,946
9,324	Jack Henry & Associates, Inc.	1,557,015
3,208	Kyndryl Holdings, Inc.*	58,065
4,428	Mastercard, Inc. Class A	1,591,069
31,238	MAXIMUS, Inc.	2,488,731
13,230	Microsoft Corp.	4,449,514
60,152	Nortonlifelock, Inc.	1,562,749
37,346	Oracle Corp.	3,256,945
16,537	Paychex, Inc.	2,257,300
8,619	PayPal Holdings, Inc.*	1,625,371
4,923	salesforce.com, Inc.*	1,251,082
590	Synopsys, Inc.*	217,415
12,931	Teradata Corp.*	549,180
777	Tyler Technologies, Inc.*	417,987
5,036	VeriSign, Inc.*	1,278,237
10,157	Visa, Inc. Class A	2,201,123
18,481	VMware, Inc. Class A	2,141,578
97,237	Western Union Co.	1,734,708
1,624	Zoom Video Communications, Inc. Class A*	298,670
		54,672,430
	Technology Hardware & Equipment - 8.4%
3,841	Amphenol Corp. Class A	335,934
21,058	Apple, Inc.	3,739,269
4,701	Arrow Electronics, Inc.*	631,203
8,377	CDW Corp.	1,715,442
71,762	Cisco Systems, Inc.	4,547,558
27,216	Corning, Inc.	1,013,252
21,605	Dell Technologies, Inc. Class C*	1,213,553
75,093	Hewlett Packard Enterprise Co.	1,184,217
116,026	HP, Inc.	4,370,699
15,671	Jabil, Inc.	1,102,455
39,968	Juniper Networks, Inc.	1,427,257
7,512	Keysight Technologies, Inc.*	1,551,303
10,041	Motorola Solutions, Inc.	2,728,140
21,415	NetApp, Inc.	1,969,966
35,875	Seagate Technology Holdings plc	4,053,158
12,981	SYNNEX Corp.	1,484,507
1,562	Zebra Technologies Corp. Class A*	929,702
		33,997,615
	Telecommunication Services - 2.5%
119,067	AT&T, Inc.	2,929,048
61,252	Lumen Technologies, Inc.	768,713
11,759	T-Mobile U.S., Inc.*	1,363,809
97,662	Verizon Communications, Inc.	5,074,517
		10,136,087
	Transportation - 2.7%
2,328	AMERCO	1,690,663
16,504	CH Robinson Worldwide, Inc.	1,776,326
16,058	Expeditors International of Washington, Inc.	2,156,429
2,096	FedEx Corp.	542,109
2,600	J.B. Hunt Transport Services, Inc.	531,440

27

Hartford Multifactor US Equity ETF
Schedule of Investments – (continued)
December 31, 2021 (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 99.8% - (continued)
	Transportation - 2.7% - (continued)
3,185	Knight-Swift Transportation Holdings, Inc.	$ 194,094
8,168	Landstar System, Inc.	1,462,235
11,735	United Parcel Service, Inc. Class B	2,515,280
		10,868,576
	Utilities - 4.4%
14,672	Alliant Energy Corp.	901,888
11,341	Ameren Corp.	1,009,462
9,819	American Electric Power Co., Inc.	873,596
5,424	Atmos Energy Corp.	568,273
14,923	CMS Energy Corp.	970,741
15,640	Consolidated Edison, Inc.	1,334,405
10,023	Dominion Energy, Inc.	787,407
1,199	DTE Energy Co.	143,328
6,208	Duke Energy Corp.	651,219
1,303	Entergy Corp.	146,783
5,576	Evergy, Inc.	382,569
9,081	Exelon Corp.	524,519
35,727	FirstEnergy Corp.	1,485,886
40,460	Hawaiian Electric Industries, Inc.	1,679,090
5,005	IDACORP, Inc.	567,117
2,817	MDU Resources Group, Inc.	86,876
28,284	National Fuel Gas Co.	1,808,479
2,116	OGE Energy Corp.	81,212
16,592	Portland General Electric Co.	878,049
1,992	Public Service Enterprise Group, Inc.	132,926
9,093	Southern Co.	623,598
16,087	UGI Corp.	738,554
8,008	WEC Energy Group, Inc.	777,337
10,914	Xcel Energy, Inc.	738,878
		17,892,192
	Total Common Stocks (cost $341,213,335)	$ 405,741,439
Shares or Principal Amount			Market Value†
SHORT-TERM INVESTMENTS - 0.1%
	Securities Lending Collateral - 0.1%
16,336	Fidelity Investments Money Market Funds, Government Portfolio, Institutional Class, 0.01%(2)		$ 16,336
427,735	Goldman Sachs Financial Square Funds, Government Fund, Institutional Class, 0.03%(2)		427,735
24,920	Invesco Government & Agency Portfolio, Institutional Class, 0.03%(2)		24,920
	Total Short-Term Investments (cost $468,991)		$ 468,991
	Total Investments (cost $341,682,326)	99.9%	$ 406,210,430
	Other Assets and Liabilities	0.1%	273,687
	Total Net Assets	100.0%	$ 406,484,117
Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.
Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.
For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
See “Glossary” for abbreviation descriptions.

*	Non-income producing.
(1)	Represents entire or partial securities on loan.
(2)	Current yield as of period end.

Futures Contracts Outstanding at December 31, 2021
Description	Number of Contracts	Expiration Date	Current Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Long position contracts:
S&P 500 (E-Mini) Future	3	03/18/2022	$ 713,775	$ 11,972
Total futures contracts				$ 11,972
† For information regarding the Fund’s significant accounting policies, please refer to the Fund’s most recent shareholder report.
28

Hartford Multifactor US Equity ETF
Schedule of Investments – (continued)
December 31, 2021 (Unaudited)

Fair Value Summary
The following is a summary of the fair valuations according to the inputs used as of December 31, 2021 in valuing the Fund’s investments.
Description	Total	Level 1	Level 2	Level 3(1)
Assets
Common Stocks
Automobiles & Components	$ 1,078,822	$ 1,078,822	$ —	$ —
Banks	13,992,525	13,992,525	—	—
Capital Goods	24,465,557	24,465,557	—	—
Commercial & Professional Services	9,086,601	9,086,601	—	—
Consumer Durables & Apparel	5,910,485	5,910,485	—	—
Consumer Services	5,771,097	5,771,097	—	—
Diversified Financials	11,075,548	11,075,548	—	—
Energy	2,123,131	2,123,131	—	—
Food & Staples Retailing	8,433,846	8,433,846	—	—
Food, Beverage & Tobacco	17,383,600	17,383,600	—	—
Health Care Equipment & Services	29,630,757	29,630,757	—	—
Household & Personal Products	5,487,574	5,487,574	—	—
Insurance	13,779,953	13,779,953	—	—
Materials	8,498,267	8,498,267	—	—
Media & Entertainment	23,805,707	23,805,707	—	—
Pharmaceuticals, Biotechnology & Life Sciences	34,439,504	34,439,504	—	—
Real Estate	18,616,955	18,616,955	—	—
Retailing	30,011,071	30,011,071	—	—
Semiconductors & Semiconductor Equipment	14,583,539	14,583,539	—	—
Software & Services	54,672,430	54,672,430	—	—
Technology Hardware & Equipment	33,997,615	33,997,615	—	—
Telecommunication Services	10,136,087	10,136,087	—	—
Transportation	10,868,576	10,868,576	—	—
Utilities	17,892,192	17,892,192	—	—
Short-Term Investments	468,991	468,991	—	—
Futures Contracts(2)	11,972	11,972	—	—
Total	$ 406,222,402	$ 406,222,402	$ —	$ —

(1)	For the period ended December 31, 2021, there were no transfers in and out of Level 3.
(2)	Derivative instruments (excluding purchased and written options, if applicable) are valued at the unrealized appreciation/(depreciation) on the investments.
29

Hartford Multifactor ETFs
GLOSSARY: (abbreviations used in preceding Schedule of Investments)

Index Abbreviations:
EAFE	Europe, Australasia and Far East
S&P	Standard & Poor's
Other Abbreviations:
ADR	American Depositary Receipt
Bhd	Berhad
GDR	Global Depositary Receipt
NVDR	Non-Voting Depositary Receipt
PJSC	Private Joint Stock Company
PT	Perseroan Terbatas
REIT	Real Estate Investment Trust
Tbk	Terbuka
30

Hartford Multifactor ETFs
 Notes to the Schedules of Investments
 December 31, 2021  (Unaudited)

1.	Investment Valuation and Fair Value Measurements:
The net asset value (“NAV”) of each Fund's shares is determined as of the close of regular trading on the New York Stock Exchange (the “Exchange”) (normally 4:00 p.m. Eastern Time) (the “NYSE Close”) on each day that the Exchange is open (“Valuation Date”). If the Exchange is closed due to weather or other extraordinary circumstances on a day it would typically be open for business, each Fund may treat such day as a typical business day and accept creation and redemption orders and calculate each Fund’s NAV in accordance with applicable law. The NAV for the shares of each Fund is determined by dividing the value of the Fund’s net assets attributable to the shares by the number of shares outstanding. Information that becomes known to a Fund after the NAV has been calculated on a particular day will not generally be used to retroactively adjust the NAV determined earlier that day.
For purposes of calculating the NAV, portfolio securities and other assets held in a Fund’s portfolio for which market prices are readily available are valued at market value. Market value is generally determined on the basis of official close price or last reported trade price. If no trades were reported, market value is based on prices obtained from a quotation reporting system, established market makers (including evaluated prices), or independent pricing services. Pricing vendors may use matrix pricing or valuation models that utilize certain inputs and assumptions to derive values, including transaction data, credit quality information, general market conditions, news, and other factors and assumptions.
If market prices are not readily available or are deemed unreliable, a Fund will use the fair value of the security or other instrument as determined in good faith under policies and procedures established by and under the supervision of the Board of Trustees of the Trust (“Valuation Procedures”). Market prices are considered not readily available where there is an absence of current or reliable market-based data (e.g., trade information or broker quotes), including where events occur after the close of the relevant market, but prior to the NYSE Close, that materially affect the values of a Fund’s portfolio holdings or assets. In addition, market prices are considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which the securities or other instruments trade, do not open for trading for the entire day and no other market prices are available. Fair value pricing is subjective in nature and the use of fair value pricing by a Fund may cause the NAV of its shares to differ significantly from the NAV that would have been calculated using market prices at the close of the exchange on which a portfolio holding is primarily traded. There can be no assurance that a Fund could obtain the fair value assigned to an investment if the Fund were to sell the investment at approximately the time at which the Fund determines its NAV.
Securities and other instruments that are primarily traded on foreign markets may trade on days that are not business days of the Funds. The value of the foreign securities or other instruments in which a Fund invests may change on days when a shareholder will not be able to purchase, sell or redeem shares of the Fund.
Fixed income investments (other than short-term obligations) and non-exchange traded derivatives held by a Fund are normally valued at prices supplied by independent pricing services in accordance with the Valuation Procedures. Short-term investments maturing in 60 days or less are generally valued at amortized cost which approximates fair value.
Exchange-traded derivatives, such as options, futures and options on futures, are valued at the last sale price determined by the exchange where such instruments principally trade as of the close of such exchange. If a last sale price is not available, the value will be the mean of the most recently quoted bid and ask prices as of the close of the relevant exchange. If a mean of the bid and ask prices cannot be calculated for the day, the value will be the most recently quoted bid price as of the close of the relevant exchange. Over-the-counter derivatives and other instruments that do not trade on an exchange are normally valued based on prices supplied by independent pricing services in accordance with the Valuation Procedures.
Investments valued in currencies other than U.S. dollars are converted to U.S. dollars using the prevailing spot currency exchange rates obtained from independent pricing services for calculation of the NAV. As a result, the NAV of a Fund’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of securities or other instruments traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the Exchange is closed and the market value may change on days when an investor is not able to purchase, redeem or sell shares of a Fund.
Investments in investment companies that are not listed or traded on an exchange ("Non-Traded Funds"), if any, are valued at the respective NAV of each Non-Traded Fund on the Valuation Date. Shares of investment companies listed and traded on an exchange are valued in the same manner as any exchange-listed equity security. Such Non-Traded Funds and listed investment companies may use fair value pricing as disclosed in their prospectuses.
Financial instruments for which prices are not available from an independent pricing service may be valued using market quotations obtained from one or more dealers that make markets in the respective financial instrument in accordance with the Valuation Procedures.
31

Hartford Multifactor ETFs
 Notes to the Schedules of Investments – (continued)
 December 31, 2021  (Unaudited)

U.S. Generally Accepted Accounting Principles (“U.S. GAAP”) defines fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants. The U.S. GAAP fair value measurement standards require disclosure of a fair value hierarchy for each major category of assets and liabilities. Various inputs are used in determining the fair value of each Fund’s investments. These inputs are summarized into three broad hierarchy levels. This hierarchy is based on whether the valuation inputs are observable or unobservable. These levels are:
•	Level 1 – Quoted prices in active markets for identical investments. Level 1 may include exchange-traded instruments, such as domestic equities, some foreign equities, options, futures, mutual funds, exchange-traded funds, rights and warrants.
•	Level 2 – Observable inputs other than Level 1 prices, such as quoted prices for similar investments; quoted prices in markets that are not active; or other inputs that are observable or can be corroborated by observable market data. Level 2 may include debt investments that are traded less frequently than exchange traded instruments and which are valued using independent pricing services; senior floating rate interests, which are valued using an aggregate of dealer bids; short-term investments, which are valued at amortized cost; and swaps, which are valued based upon the terms of each swap contract.
•	Level 3 – Significant unobservable inputs that are supported by limited or no market activity. Level 3 may include financial instruments whose values are determined using indicative market quotes or require significant management judgment or estimation. These unobservable valuation inputs may include estimates for current yields, maturity/duration, prepayment speed, and indicative market quotes for comparable investments along with other assumptions relating to credit quality, collateral value, complexity of the investment structure, general market conditions and liquidity. This category may include investments where trading has been halted or there are certain restrictions on trading. While these investments are priced using unobservable inputs, the valuation of these investments reflects the best available data and management believes the prices are a reasonable representation of exit price.
The Board of Trustees has delegated the day-to-day responsibility for implementing the Valuation Procedures to the Valuation Committee. The Valuation Committee will consider all relevant factors in determining an investment’s fair value, and may seek the advice of such Fund’s sub-adviser(s), as applicable, knowledgeable brokers, and legal counsel in making such determination. The Valuation Committee reports to the Audit Committee of the Board of Trustees.
Valuation levels are not necessarily indicative of the risk associated with investing in such investments. Individual investments within any of the above mentioned asset classes may be assigned a different hierarchical level than those presented above, as individual circumstances dictate.
For additional information, refer to the Fair Valuation Summary and the Level 3 roll-forward reconciliation, if applicable, which follows each Fund’s Schedule of Investments.
For information regarding a Fund’s other significant accounting policies, please refer to the Trust’s most recent Semi-annual or Annual Report.
32